UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Target Asset Allocation Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2008

Date of reporting period:	04/30/2008

Item 1. Schedule of Investments

Target Conservative Allocation Fund

SCHEDULE OF INVESTMENTS

as of April 30, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 104.6%
COMMON STOCKS 40.5%
Aerospace 0.7%
315	Alliant Techsystems, Inc.(a)	$34,574
1,110	BE Aerospace, Inc.(a)	44,800
1,800	Boeing Co. (The)	152,748
420	DRS Technologies, Inc.	26,225
7,737	Lockheed Martin Corp.	820,431
1,075	Moog, Inc. (Class A Stock)(a)	46,343
830	Orbital Sciences Corp.(a)	22,335
2,150	United Technologies Corp.	155,811

		1,303,267
Aerospace & Defense 0.9%
700	AAR Corp.(a)	16,380
7,181	General Dynamics Corp.	649,306
300	Goodrich Corp.	20,445
780	HEICO Corp.	40,178
4,000	Honeywell International, Inc.	237,600
7,950	Northrop Grumman Corp.	584,881
100	Teledyne Technologies, Inc.(a)	5,873

		1,554,663
Air Freight & Couriers 0.1%
1,100	FedEx Corp.	105,457
Airlines
820	Allegiant Travel Co.(a)	22,345
2,200	Southwest Airlines Co.	29,128

		51,473
Auto Components 0.1%
6,900	Johnson Controls, Inc.	243,294
Auto Parts & Related 0.1%
5,900	AutoNation, Inc.(a)	94,459
Automotive Parts 0.1%
850	Advance Auto Parts, Inc.	29,478
2,950	Paccar, Inc.	139,594

		169,072
Beverages 0.5%
2,400	Anheuser-Busch Cos., Inc.	118,080
8,745	Coca-Cola Co. (The)	514,818
100	Molson Coors Brewing Co. (Class B Stock)	5,484
200	Pepsi Bottling Group, Inc.	6,742
300	PepsiAmericas, Inc.	7,710
3,000	PepsiCo, Inc.	205,590

		858,424
Biotechnology 0.5%
6,200	Amgen, Inc.(a)	259,594

8,496	Genentech, Inc.(a)	579,427
800	Invitrogen Corp.(a)	74,856
2,300	RTI Biologics, Inc.(a)	23,322

		937,199
Business Services
200	Administaff, Inc.	5,238
900	Manpower, Inc.	60,417

		65,655
Capital Markets 0.1%
2,247	Raymond James Financial, Inc.	64,646
1,050	SEI Investments Co.	24,434
825	Waddell & Reed Financial, Inc. (Class A Stock)	27,934

		117,014
Chemicals 1.2%
2,011	Air Products & Chemicals, Inc.	197,943
625	Airgas, Inc.	30,081
1,700	Celanese Corp. (Class A Stock)	76,075
12,000	Dow Chemical Co. (The)	481,800
1,700	DuPont (E.I.) de Nemours & Co.	83,147
2,600	Eastman Chemical Co.	191,100
800	FMC Corp.	50,224
100	Intrepid Potash, Inc.(a)	4,749
400	Lubrizol Corp. (The)	23,328
1,200	Minerals Technologies, Inc.	81,288
400	Mosaic Co. (The)(a)	49,004
825	Potash Corp. of Saskatchewan, Inc. (Canada)	151,759
2,450	PPG Industries, Inc.	150,357
4,493	Praxair, Inc.	410,256
2,950	Rohm & Haas Co.	157,677
1,550	Scotts Miracle-Gro Co. (The) (Class A Stock)	51,367
1,450	Terra Industries, Inc.(a)	54,897
400	Valspar Corp.	8,792

		2,253,844
Clothing & Apparel 0.2%
2,890	FGX International Holdings Ltd. (Virgin Islands)(a)	37,714
5,900	Gap, Inc. (The)	109,858
1,231	NIKE, Inc. (Class B Stock)	82,231
1,100	Phillips-Van Heusen Corp.	46,431
100	Polo Ralph Lauren Corp.	6,202
900	VF Corp.	66,942

		349,378
Commercial Banks 0.4%
225	City National Corp.	10,917
350	Colonial BancGroup, Inc. (The)	2,849
2,300	Comerica, Inc.	79,879
575	Cullen/Frost Bankers, Inc.	32,096
6,550	Huntington Bancshares, Inc.	61,504
2,000	National City Corp.	12,600
500	Sterling Financial Corp.	6,105
650	United Bankshares, Inc.	18,909
20,500	Wachovia Corp.	597,575

		822,434

Commercial Services 0.5%
5,700	Accenture Ltd. (Class A Stock) (Bermuda)	214,035
3,000	Apollo Group, Inc. (Class A Stock)(a)	152,700
3,213	Cardtronics, Inc.(a)	26,636
1,038	Healthcare Services Group, Inc.	15,832
1,350	Healthspring, Inc.(a)	22,734
800	HNI Corp.	17,416
950	McKesson Corp.	49,514
1,250	Paychex, Inc.	45,462
800	Pharmaceutical Product Development, Inc.	33,136
2,260	Rollins, Inc.	36,002
1,355	Team, Inc.(a)	40,284
1,540	TeleTech Holdings, Inc.(a)	35,312
3,000	Waste Management, Inc.	108,300
525	Watson Wyatt Worldwide, Inc. (Class A Stock)	30,776

		828,139
Communication Equipment 0.1%
12,000	Alcatel-Lucent, ADR (France)	80,040
1,300	Arris Group, Inc.(a)	10,530
675	CommScope, Inc.(a)	32,096

		122,666
Computer Hardware 0.9%
5,261	Apple, Inc.(a)	915,151
100	Computer Sciences Corp.(a)	4,359
5,700	Dell, Inc.(a)	106,191
9,900	EMC Corp.(a)	152,460
1,500	International Business Machines Corp.	181,050
300	Oracle Corp.(a)	6,255
4,423	Seagate Technology	83,462
5,200	Synopsys, Inc.(a)	120,172
1,400	Western Digital Corp.(a)	40,586

		1,609,686
Computer Services & Software 0.1%
2,160	Advent Software, Inc.(a)	86,098
600	Autodesk, Inc.(a)	22,800
370	Concur Technologies, Inc.(a)	12,262
2,270	Innerworkings, Inc.(a)	30,509
530	Micros Systems, Inc.(a)	18,894
1,360	Nuance Communications, Inc.(a)	27,581
600	SRA International, Inc. (Class A Stock)(a)	15,762
100	Sun Microsystems, Inc.(a)	1,566
2,400	Website Pros, Inc.(a)	21,600

		237,072
Construction 0.1%
300	Granite Construction, Inc.	10,290
800	Herman Miller, Inc.	18,664

600	Hovnanian Enterprises, Inc. (Class A Stock)(a)	7,092
900	KBR, Inc.	25,956
300	Meritage Homes Corp.(a)	5,691
2,800	Toll Brothers, Inc.(a)	63,392

		131,085
Construction & Engineering
475	Chicago Bridge & Iron Co. NV (Netherlands)	18,924
Consumer Finance
1,650	First Cash Financial Services, Inc.(a)	24,486
565	McGrath RentCorp	14,594

		39,080
Consumer Products & Services 0.4%
20,650	Altria Group, Inc.	413,000
400	Avon Products, Inc.	15,608
1,140	Bare Escentuals, Inc.(a)	26,004
600	Estee Lauder Cos., Inc. (The) (Class A Stock)	27,366
2,040	Leapfrog Enterprises, Inc.(a)	16,952
4,400	Procter & Gamble Co.	295,020
300	Snap-On, Inc.	17,793

		811,743
Containers & Packaging 0.1%
900	Owens Illinois, Inc.(a)	49,635
1,275	Pactiv Corp.(a)	30,332
625	Silgan Holdings, Inc.	33,300

		113,267
Distribution/Wholesale
450	Owens & Minor, Inc.	20,394
Diversified 0.1%
5,900	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	261,842
Diversified Financial Services 0.5%
900	American Express Co.	43,218
1,500	Janus Capital Group, Inc.	42,090
16,506	JPMorgan Chase & Co.	786,511

		871,819
Diversified Manufacturing Operations 0.2%
700	Cooper Industries Ltd. (Class A Stock) (Bermuda)	29,673
1,800	Dover Corp.	89,046
6,550	Hewlett-Packard Co.	303,593

		422,312
Education 0.1%
726	American Public Education, Inc.(a)	23,384
1,530	DeVry, Inc.	87,210

		110,594
Electric Utilities 0.4%
650	Allegheny Energy, Inc.	34,970

500	Entergy Corp.	57,430
2,000	Exelon Corp.	170,960
1,950	FirstEnergy Corp.	147,498
3,100	FPL Group, Inc.	205,499
4,900	Sierra Pacific Resources	66,787

		683,144
Electrical Equipment
575	Regal-Beloit Corp.	21,327
Electronic Components 0.4%
1,600	Agilent Technologies, Inc.(a)	48,336
1,600	Avnet, Inc.(a)	41,904
600	Checkpoint Systems, Inc.(a)	15,558
1,200	Emerson Electric Co.	62,712
1,300	Energizer Holdings, Inc.(a)	102,778
1,400	FLIR Systems, Inc.(a)	48,062
800	Garmin Ltd.	32,720
700	Hawaiian Electric Industries, Inc.	17,213
300	Itron, Inc.(a)	27,924
600	PerkinElmer, Inc.	15,936
2,800	Sanmina-SCI Corp.(a)	4,340
8,125	Tyco Electronics Ltd. (Bermuda)	303,956
700	Vestas Wind Systems AS (Denmark)(a)	75,896

		797,335
Energy - Alternate Sources
100	First Solar, Inc.(a)	29,199
Energy Equipment
920	Oil States International, Inc.(a)	46,055
Energy Equipment & Services 0.5%
700	Cameron International Corp.(a)	34,461
800	Complete Production Services, Inc.(a)	21,608
470	Dril-Quip, Inc.(a)	26,865
13,700	Halliburton Co.	628,967
2,500	National Oilwell Varco, Inc.(a)	171,125
1,260	Superior Energy Services, Inc.(a)	55,919

		938,945
Engineering/Construction 0.2%
600	Fluor Corp.	91,722
3,832	McDermott International, Inc.(a)	205,319
1,200	URS Corp.(a)	48,408

		345,449
Entertainment & Leisure 0.4%
2,500	Harley-Davidson, Inc.	95,625
700	International Game Technology	24,318
5,836	Las Vegas Sands, Inc.(a)	444,820
830	Life Time Fitness, Inc.(a)	30,170
900	Royal Caribbean Cruises Ltd.	28,710
1,960	Scientific Games Corp. (Class A Stock)(a)	55,194

		678,837

Environmental Services
1,300	Allied Waste Industries, Inc.(a)	16,068
880	Waste Connections, Inc.(a)	28,222

		44,290
Exchange Traded Fund
10	iShares Russell 1000 Value Index Fund	765
Farming & Agriculture 0.5%
400	Bunge Ltd.	45,636
7,144	Monsanto Co.	814,559

		860,195
Financial - Bank & Trust 1.4%
750	Astoria Financial Corp.	17,775
27,053	Bank of America Corp.	1,015,570
2,500	Bank of New York Mellon Corp. (The)	108,825
600	BB&T Corp.	20,574
500	Pacific Capital Bancorp	10,190
950	Prosperity Bancshares, Inc.	29,422
10,450	Regions Financial Corp.	229,064
250	State Street Corp.	18,035
1,400	SunTrust Banks, Inc.	78,050
1,950	TCF Financial Corp.	33,930
6,750	U.S. Bancorp	228,757
22,425	Wells Fargo & Co.	667,144
1,650	Zions Bancorp	76,477

		2,533,813
Financial - Brokerage
3,050	TD Ameritrade Holding Corp.(a)	55,205
Financial Services 1.9%
545	Affiliated Managers Group, Inc.(a)	54,140
1,560	Ameriprise Financial, Inc.	74,084
100	BlackRock, Inc.	20,179
246	Calamos Asset Management, Inc. (Class A Stock)	4,416
3,200	Capital One Financial Corp.	169,600
2,700	CIT Group, Inc.	29,403
20,325	Citigroup, Inc.	513,613
2,900	Eaton Vance Corp.	106,140
300	FCStone Group, Inc.(a)	12,426
1,100	Federated Investors, Inc. (Class B Stock)	36,828
4,686	Goldman Sachs Group, Inc. (The)	896,760
849,000	Industrial And Commercial Bank of China (Class H Stock) (China)	670,378
810	Investment Technology Group, Inc.(a)	39,091
800	Jefferies Group, Inc.	15,040
2,150	Lehman Brothers Holdings, Inc.	95,116
550	Marshall & Ilsley Corp.	13,739
3,250	Merrill Lynch & Co., Inc.	161,947
8,150	Morgan Stanley	396,090
250	NYSE Euronext, Inc.	16,525
100	Student Loan Corp. (The)	12,718
1,400	Teradata Corp.(a)	29,806
3,070	TheStreet.com, Inc.	23,977
1,790	ValueClick, Inc.(a)	35,710
2,600	Western Union Co. (The)	59,800

		3,487,526

Food Products 0.2%
4,000	Archer-Daniels-Midland Co.	176,240
1,700	General Mills, Inc.	102,680

		278,920
Foods 0.4%
400	Campbell Soup Co.	13,920
675	Corn Products International, Inc.	31,306
100	Kellogg Co.	5,117
7,450	Kraft Foods, Inc. (Class A Stock)	235,644
6,900	Kroger Co. (The)	188,025
600	Ralcorp Holdings, Inc.(a)	36,624
1,000	SYSCO Corp.	30,570
875	Treehouse Foods, Inc.(a)	19,836
5,700	Tyson Foods, Inc. (Class A Stock)	101,460

		662,502
Gas Utilities
1,175	Atmos Energy Corp.	32,524
Healthcare Equipment & Supplies 0.2%
4,075	Covidien Ltd. (Bermuda)	190,262
1,900	Kinetic Concepts, Inc.(a)	75,354
875	Medical Action Industries, Inc.(a)	14,341
1,600	Natus Medical, Inc.(a)	31,472

		311,429
Healthcare Providers & Services 0.1%
4,350	CIGNA Corp.	185,789
525	inVentiv Health, Inc.(a)	15,608
1,225	LHC Group, Inc.(a)	19,110

		220,507
Healthcare Services 0.7%
650	Aetna, Inc.	28,340
720	Amedisys, Inc.(a)	37,296
500	AMERIGROUP Corp.(a)	12,995
3,800	Biogen Idec, Inc.(a)	230,622
300	Covance, Inc.(a)	25,137
1,190	Healthways, Inc.(a)	43,471
200	Intuitive Surgical, Inc.(a)	57,852
1,283	IPC The Hospitalist Co., Inc.(a)	30,112
1,035	Pediatrix Medical Group, Inc.(a)	70,401
1,280	Psychiatric Solutions, Inc.(a)	44,429
3,310	Radnet, Inc.(a)	23,170
700	Sunrise Senior Living, Inc.(a)	15,015
16,204	UnitedHealth Group, Inc.	528,736
800	WellPoint, Inc.(a)	39,800

		1,187,376

Hotels & Motels 0.4%
4,865	MGM Mirage(a)	248,845
1,200	Starwood Hotels & Resorts Worldwide, Inc.	62,652
4,635	Wynn Resorts Ltd.	488,251

		799,748
Hotels & Restaurants
1,525	AFC Enterprises, Inc.(a)	15,784
2,475	Triarc Cos., Inc. (Class B Stock)	17,572

		33,356
Hotels, Restaurants & Leisure 0.9%
6,000	Carnival Corp.	241,020
22,039	McDonald’s Corp.	1,313,084
1,800	Wyndham Worldwide Corp.	38,664

		1,592,768
Household Durables 0.1%
3,450	Centex Corp.	71,829
1,300	Fortune Brands, Inc.	87,906
800	Lennar Corp. (Class B Stock)	13,400
1,125	Tempur-Pedic International, Inc.	12,499

		185,634
Household Products 0.1%
3,450	Kimberly-Clark Corp.	220,766
Independent Power Producers & Energy Traders 0.1%
1,400	NRG Energy, Inc.(a)	61,530
7,375	Reliant Energy, Inc.(a)	189,833

		251,363
Industrial Conglomerates 0.7%
4,000	3M Co.	307,600
22,000	General Electric Co.	719,400
550	Teleflex, Inc.	30,299
4,625	Tyco International Ltd. (Bermuda)	216,404

		1,273,703
Insurance 1.9%
600	AFLAC, Inc.	40,002
9,500	Allstate Corp. (The)	478,420
3,450	American International Group, Inc.	159,390
2,910	Amtrust Financial Services, Inc.	45,251
750	Assurant, Inc.	48,750
2,150	Axis Capital Holdings Ltd.	72,907
1,100	Chubb Corp.	58,267
425	Delphi Financial Group, Inc. (Class A Stock)	11,569
1,180	eHealth, Inc.(a)	31,919
1,500	Endurance Specialty Holdings Ltd. (Bermuda)	55,695
11,500	Genworth Financial, Inc. (Class A Stock)	265,190
1,700	Hanover Insurance Group, Inc. (The)	76,296
1,300	Hartford Financial Services Group, Inc.	92,651
1,612	HCC Insurance Holdings, Inc.	39,784

780	Hilb Rogal & Hobbs Co.	22,565
1,000	IPC Holdings Ltd. (Bermuda)	29,110
1,500	Lincoln National Corp.	80,640
1,650	MBIA, Inc.	17,160
8,450	MetLife, Inc.	514,182
600	Philadelphia Consolidated Holding Corp.(a)	22,128
1,400	Protective Life Corp.	59,668
2,500	Prudential Financial, Inc.	189,275
1,450	RenaissanceRe Holdings Ltd. (Bermuda)	74,588
500	State Auto Financial Corp.	13,775
11,200	Travelers Cos., Inc. (The)	564,480
915	United Fire & Casualty Co.	30,149
7,950	Unum Group	184,519
2,850	XL Capital Ltd. (Class A Stock) (Cayman Islands)	99,437

		3,377,767
Internet Services 1.0%
2,145	Amazon.com, Inc.(a)	168,661
1,880	CyberSource Corp.(a)	34,122
630	Digital River, Inc.(a)	20,696
3,700	eBay, Inc.(a)	115,773
250	Equinix, Inc.(a)	22,605
100	Expedia, Inc.(a)	2,526
1,533	Google, Inc. (Class A Stock)(a)	880,387
4,023	Internet Brands, Inc. (Class A Stock)(a)	26,190
1,450	j2 Global Communications, Inc.(a)	31,030
6,550	NaviSite, Inc.(a)	25,479
3,380	NIC, Inc.	21,902
990	Shutterfly, Inc.(a)	16,187
11,550	Symantec Corp.(a)	198,891
2,110	Trizetto Group, Inc.(a)	44,415
1,100	VeriSign, Inc.(a)	39,655
3,757	Yahoo!, Inc.(a)	102,979

		1,751,498
IT Services 0.2%
18,600	Electronic Data Systems Corp.	345,216
Machinery 0.5%
850	Actuant Corp. (Class A Stock)	28,790
3,200	AGCO Corp.(a)	192,416
4,150	Caterpillar, Inc.	339,802
450	Deere & Co.	37,831
450	General Cable Corp.(a)	30,150
525	Lincoln Electric Holdings, Inc.	40,057
400	Nordson Corp.	23,612
450	Rofin-Sinar Technologies, Inc.(a)	17,136
1,114	SPX Corp.	137,022

		846,816
Machinery & Equipment 0.1%
1,930	Flow International Corp.(a)	19,358
1,350	Rockwell Automation, Inc.	73,210

		92,568

Manufacturing 0.1%
600	Danaher Corp.	46,812
800	Eaton Corp.	70,272
500	Harsco Corp.	29,665
2,130	Hexcel Corp.(a)	47,669

		194,418
Media 0.7%
16,600	CBS Corp. (Class B Stock)	382,962
1,470	DG FastChannel, Inc.(a)	27,416
4,386	DIRECTV Group, Inc. (The)(a)	108,071
1,360	Dolan Media Co.(a)	23,582
7,500	Idearc, Inc.	24,750
7,450	News Corp. (Class A Stock)	133,355
24,650	Time Warner, Inc.	366,052
9,050	Walt Disney Co. (The)	293,492

		1,359,680
Medical Supplies & Equipment 0.4%
700	Beckman Coulter, Inc.	47,810
1,050	Boston Scientific Corp.(a)	13,997
350	C.R. Bard, Inc.	32,960
5,650	Johnson & Johnson	379,058
1,000	Medtronic, Inc.	48,680
710	Micrus Endovascular Corp.(a)	8,080
450	Myriad Genetics, Inc.(a)	18,693
4,560	NovaMed, Inc.(a)	19,106
920	NuVasive, Inc.(a)	35,098
450	Sepracor, Inc.(a)	9,698
4,612	Spectranetics Corp. (The)(a)	49,625
1,100	St. Jude Medical, Inc.(a)	48,158
100	Stryker Corp.	6,483
1,240	Vnus Medical Technologies, Inc.(a)	20,274
150	Zimmer Holdings, Inc.(a)	11,124
630	Zoll Medical Corp.(a)	21,029

		769,873
Metal Fabricate/Hardware
400	Kaydon Corp.	20,948
210	Valmont Industries, Inc.	20,677

		41,625
Metals & Mining 1.1%
9,650	Alcoa, Inc.	335,627
400	Bucyrus International, Inc. (Class A Stock)	50,372
274	Carpenter Technology Corp.	14,051
100	Century Aluminum Co.(a)	6,929
125	Cleveland-Cliffs, Inc.	20,050
670	Dynamic Materials Corp.	31,510
2,100	Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	238,875
550	Joy Global, Inc.	40,837
1,900	Nucor Corp.	143,450
873	Precision Castparts Corp.	102,630
300	Reliance Steel & Aluminum Co.	18,234

900	Southern Copper Corp.	103,284
600	Timken Co.	21,690
4,350	Transocean, Inc.(a)	641,451
1,100	United States Steel Corp.	169,345
2,500	Worthington Industries, Inc.	45,025

		1,983,360
Multi-Line Retail 0.1%
2,500	J.C. Penney Co., Inc.	106,250
50	Macy’s, Inc.	1,265

		107,515
Multi-Utilities
1,375	Vectren Corp.	38,885
Multimedia 0.1%
2,400	Viacom, Inc. (Class B Stock)(a)	92,256
Office Equipment 0.1%
300	School Specialty, Inc.(a)	8,832
12,200	Xerox Corp.	170,434

		179,266
Oil & Gas Exploration/Production 0.2%
250	Core Laboratories NV (Netherlands)(a)	31,320
2,300	Diamond Offshore Drilling, Inc.	288,443

		319,763
Oil, Gas & Consumable Fuels 4.3%
3,800	Anadarko Petroleum Corp.	252,928
3,600	Apache Corp.	484,848
250	Approach Resources, Inc.	4,738
1,425	Arena Resources, Inc.(a)	63,982
800	Ashland, Inc.	42,416
800	Cabot Oil & Gas Corp.	45,576
6,100	Chevron Corp.	586,515
1,250	Concho Resources, Inc.(a)	34,462
8,350	ConocoPhillips	719,352
100	Continental Resources, Inc.(a)	4,297
1,977	Devon Energy Corp.	224,192
800	Dresser-Rand Group, Inc.(a)	29,256
400	El Paso Corp.	6,856
825	Encore Acquisition Co.(a)	37,645
939	Equitable Resources, Inc.	62,321
800	Exterran Holdings, Inc.(a)	53,432
13,700	Exxon Mobil Corp.	1,275,059
1,793	FMC Technologies, Inc.(a)	120,490
7,700	Global Industry Ltd.(a)	122,892
1,200	Gulfport Energy Corp.(a)	13,908
2,260	Hess Corp.	240,012
9,000	Marathon Oil Corp.	410,130
500	Noble Energy, Inc.	43,500
2,800	Occidental Petroleum Corp.	232,988
300	Oceaneering International, Inc.(a)	20,034
400	ONEOK, Inc.	19,248
1,125	Petrohawk Energy Corp.(a)	26,595

4,847	Petroleo Brasileiro SA, ADR (Brazil)	588,523
1,700	Petroquest Energy, Inc.(a)	35,326
1,000	Pioneer Natural Resources Co.	57,730
3,100	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	247,070
7,420	Schlumberger Ltd. (Netherlands)	746,081
200	Seacor Holdings, Inc.(a)	17,022
1,200	Sunoco, Inc.	55,692
400	Swift Energy Co.(a)	20,856
100	Ultra Petroleum Corp. (Canada)(a)	8,307
8,600	Valero Energy Corp.	420,110
900	W&T Offshore, Inc.	36,810
1,490	Weatherford International Ltd.(a)	120,198
5,203	XTO Energy, Inc.	321,858

		7,853,255
Paper & Forest Products 0.1%
8,650	Domtar Corp.(a)	51,641
3,300	International Paper Co.	86,361
1,120	Rayonier, Inc.	47,073
200	Weyerhaeuser Co.	12,776

		197,851
Pharmaceuticals 2.1%
4,200	Abbott Laboratories	221,550
400	Allergan, Inc.	22,548
6,297	Amylin Pharmaceuticals, Inc.(a)	173,671
4,100	AstraZeneca PLC, ADR (United Kingdom)	172,118
200	Barr Pharmaceuticals, Inc.(a)	10,046
5,900	Bristol-Meyers Squibb Co.	129,623
600	Celgene Corp.(a)	37,284
7,500	Eli Lilly & Co.	361,050
2,800	Express Scripts, Inc.(a)	196,056
5,450	Gilead Sciences, Inc.(a)	282,092
1,700	Herbalife Ltd.	74,426
2,000	K-V Pharmaceutical Co. (Class A Stock)(a)	48,880
6,720	LeMaitre Vascular, Inc.(a)	30,005
6,000	Medco Health Solutions, Inc.(a)	297,240
1,170	Medicines Co.(a)	23,108
10,850	Merck & Co., Inc.	412,734
42,250	Pfizer, Inc.	849,647
3,100	Schering-Plough Corp.	57,071
1,930	Sciele Pharma, Inc.(a)	37,191
700	Watson Pharmaceuticals, Inc.(a)	21,728
6,650	Wyeth	295,726

		3,753,794
Real Estate
600	Jones Lang LaSalle, Inc.	46,566
Real Estate Investment Trusts 0.6%
50	Alexandria Real Estate Equities, Inc.	5,252
1,250	AMB Property Corp.	72,187
1,550	Apartment Investment & Management Co. (Class A Stock)	57,319
200	AvalonBay Communities, Inc.	20,400
650	Digital Realty Trust, Inc.	25,188

2,200	Duke Realty Corp.	53,724
100	East West Bancorp, Inc.	1,424
800	Federal Realty Investment Trust	65,720
2,500	Hospitality Properties Trust	80,325
1,600	Host Hotels & Resorts, Inc.	27,520
500	Liberty Property Trust	17,515
7,750	ProLogis	485,227
350	Public Storage, Inc.	31,745
200	Regency Centers Corp.	14,314
1,100	Simon Property Group, Inc.	109,846
200	SL Green Realty Corp.	18,560
1,100	Ventas, Inc.	53,416
100	Vornado Realty Trust	9,309

		1,148,991
Retail
450	Dick’s Sporting Goods, Inc.(a)	12,870
1,150	Family Dollar Stores, Inc.	24,610

		37,480
Retail & Merchandising 1.7%
200	Abercrombie & Fitch Co. (Class A Stock)	14,862
648	Barnes & Noble, Inc.	20,917
4,100	Best Buy Co., Inc.	176,382
2,600	BJ’s Wholesale Club, Inc.(a)	99,112
500	Brinker International, Inc.	11,345
370	Cash America International, Inc.	15,092
5,810	Costco Wholesale Corp.	413,962
12,498	CVS Corp.	504,544
2,800	GameStop Corp. (Class A Stock)(a)	154,112
1,172	Jos. A. Bank Clothiers, Inc.(a)	28,609
350	Kohl’s Corp.(a)	17,098
13,865	Lowe’s Cos., Inc.	349,259
1,400	Ruddick Corp.	54,180
4,250	Safeway, Inc.	134,300
600	Sonic Corp.(a)	13,194
950	Staples, Inc.	20,615
2,012	Starbucks Corp.(a)	32,655
600	SUPERVALU, Inc.	19,860
750	Target Corp.	39,848
3,800	TJX Cos., Inc.	122,436
6,250	Wal-Mart Stores, Inc.	362,375
13,834	Yum! Brands, Inc.	562,767

		3,167,524
Road & Rail
300	Landstar System, Inc.	15,588
Semiconductors 0.6%
1,300	Analog Devices, Inc.	41,873
900	Applied Materials, Inc.	16,794
600	ATMI, Inc.(a)	17,664
300	Broadcom Corp. (Class A Shares)(a)	7,788
1,250	Brooks Automation, Inc.(a)	12,950
9,900	Intel Corp.	220,374

900	MEMC Electronic Materials, Inc.(a)	56,673
1,325	Microsemi Corp.(a)	32,463
1,200	National Semiconductor Corp.	24,468
5,950	NVIDIA Corp.(a)	122,272
2,100	O2Micro International Ltd., ADR (Cayman Islands)(a)	15,939
13,800	Texas Instruments, Inc.	402,408
800	Ultra Clean Holdings, Inc.(a)	8,552
775	Varian Semiconductor Equipment Associates, Inc.(a)	28,388
1,800	Xilinx, Inc.	44,586

		1,053,192
Software 1.6%
400	Activision, Inc.(a)	10,820
1,800	Adobe Systems, Inc.(a)	67,122
3,500	BMC Software, Inc.(a)	121,660
14,564	CA, Inc.	322,447
500	Global Payments, Inc.	22,130
3,736	Mastercard, Inc. (Class A Stock)	1,039,206
42,950	Microsoft Corp.	1,224,934
497	Phase Forward, Inc.(a)	9,145
2,170	PROS Holdings, Inc.(a)	25,346
1,375	Sybase, Inc.(a)	40,452
1,400	Tyler Technologies, Inc.(a)	20,258

		2,903,520
Specialty Retail 0.3%
1,765	Aaron Rents, Inc.	43,948
2,340	Aeropostale, Inc.(a)	74,389
100	CarMax, Inc.(a)	2,075
12,152	Home Depot, Inc. (The)	349,977
3,500	Limited Brands, Inc.	64,820
1,264	RadioShack Corp.	17,570

		552,779
Telecommunications 2.6%
9,807	America Movil SAB de CV (Series L Stock), ADR (Mexico)	568,414
4,200	AmerisourceBergen Corp.	170,310
40,471	AT&T, Inc.	1,566,632
1,700	CenturyTel, Inc.	55,165
39,000	China Mobile Ltd. (Hong Kong)	671,089
16,001	Cisco Systems, Inc.(a)	410,266
2,450	Corning, Inc.	65,439
150	Crown Castle International Corp.(a)	5,828
13	Fairpoint Communications, Inc.	124
9,250	Juniper Networks, Inc.(a)	255,485
150	Motorola, Inc.	1,494
2,030	Premiere Global Services, Inc.(a)	29,476
5,833	QUALCOMM, Inc.	251,927
900	Qwest Communications International, Inc.	4,644
5,750	Sprint Nextel Corp.	45,942
1,560	Syniverse Holdings, Inc.(a)	24,508
18,250	Verizon Communications, Inc.	702,260

		4,829,003

Textiles, Apparel & Luxury Goods
5,100	Jones Apparel Group, Inc.	80,733
Thrifts & Mortgage Finance 0.5%
10,150	Federal Home Loan Mortgage Corp.	252,836
4,900	Federal National Mortgage Assoc.	138,670
17,300	Washington Mutual, Inc. (cost $151,375, purchase date 4/8/08)(h)	207,254
29,324	Washington Mutual, Inc.	360,392

		959,152
Tobacco Products 0.4%
10,450	Philip Morris International, Inc.(a)	533,264
300	Universal Corp.	19,257
4,300	UST, Inc.	223,901

		776,422
Trading Companies & Distributors
200	Watsco, Inc.	9,074
Transportation 1.0%
1,200	Burlington Northern Santa Fe Corp.	123,060
2,001	CSX Corp.	125,963
675	Forward Air Corp.	23,011
5,300	J.B. Hunt Transport Services, Inc.	180,041
6,108	Norfolk Southern Corp.	363,914
780	Old Dominion Freight Line, Inc.(a)	23,946
800	Ryder System, Inc.	54,776
4,967	Union Pacific Corp.	721,159
1,000	United Parcel Service, Inc. (Class B Stock)	72,410
3,700	Werner Enterprises, Inc.	71,965

		1,760,245
Utilities 0.6%
4,450	American Electric Power Co., Inc.	198,604
5,500	CMS Energy Corp.	80,190
500	Constellation Energy Group	42,325
2,000	Dominion Resources, Inc.	86,780
1,300	DTE Energy Co.	52,403
800	Duke Energy Corp.	14,648
7,150	Edison International	373,016
601	Headwaters, Inc.(a)	6,869
50	Pinnacle West Capital Corp.	1,697
2,122	PPL Corp.	101,898
1,425	Westar Energy, Inc.	33,046
350	Wisconsin Energy Corp.	16,611
750	Xcel Energy, Inc.	15,600

		1,023,687

	TOTAL COMMON STOCKS (cost $66,171,710)	73,766,299

PREFERRED STOCKS 0.1%
Financial - Bank & Trust — 0.1%
170	Lehman Brothers Holdings, Inc., 7.25% (cost $170,000)(a)	208,080

Moody’s Ratings (†)	Principal Amount (000)#
ASSET-BACKED SECURITIES 0.8%
AAA(c)	$305	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1 3.245%(b), 06/25/34	270,860
Aaa	118	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV1 2.955%(b), 06/29/46	116,693
Aaa	47	Fremont Home Loan Trust, Series 2005-E, Class 2A2 3.065%(b), 01/25/36	46,610
Aaa	269	Merrill Lynch Mortgage Investors, Inc., Series 2006-RM5, Class A2A 2.955%(b), 10/25/37	248,695
Aaa	230	Morgan Stanley ABS Capital I, Series 2006-HE7, Class A2A 2.945%(b), 09/25/36	218,643
Aaa	255	Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A(original cost $255,196; purchased 10/13/06)(n)(o) 2.955%(b), 11/25/36	243,513
Aaa	262	Structured Asset Securities Corp., Series 2006-BC3, Class A2 2.945%(b), 10/25/36	253,664

		TOTAL ASSET-BACKED SECURITIES (cost $1,492,451)	1,398,678

COLLATERALIZED MORTGAGE OBLIGATIONS 2.3%
Aaa	127	American Home Mortgage Investment Trust, Series 2005-2, Class 5A2 3.045%(b), 09/25/35	126,514
Aaa	230	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2 5.371%(b), 05/25/35	163,125
Aaa	99	Federal Home Loan Mortgage Corp., Series 41, Class F 10.00%, 05/15/20	105,121
Aaa	50	Series 1565, Class G 6.00%, 08/15/08	50,091
Aaa	564	Series 2801, Class EH 4.50%, 11/15/16	565,792
Aaa	439	Series 2962, Class YC 4.50%, 09/15/14	443,144
Aaa	371	Series 3117, Class PN 5.00%, 11/15/21	374,401
Aaa	24	Federal National Mortgage Assoc., Series 1992-146, Class PZ 8.00%, 08/25/22	25,649
NR	680	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 5.726%(b), 07/25/44	645,945

AAA(c)	355	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 4.539%(b), 09/25/35	332,028
Aaa	212	Harborview Mortgage Loan Trust, Series 2006-12, Class 2A11 2.89%(b), 12/19/38	200,689
NR	149	Vendee Mortgage Trust, Series 2001-1, Class 1A 6.813%(b), 01/15/30	147,331
Aaa	808	Washington Mutual, Inc., Series 2003-R1, Class A1 3.435%(b), 12/25/27	730,800
Aaa	395	Series 2006-AR15, Class 2A 5.576%(b), 11/25/46	326,928

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $4,492,062)	4,237,558

CORPORATE BONDS 20.5%
Advertising 0.2%
Baa1	300	Omnicom Group, Inc., Gtd. Notes 5.90%, 04/15/16	302,971
Automobile Manufacturers 0.1%
A3	200	DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN 5.75%, 09/08/11	204,903
Automotive - OEM 0.2%
B2	500	General Motors Acceptance Corp., Sr. Unsec’d. Notes 6.75%, 12/01/14	382,066
Computer Services & Software 0.3%
Baa3	500	Electronic Data Systems Corp., Sr. Unsec’d Notes 6.50%, 08/01/13	509,512
Diversified Financial Services 1.2%
B1	500	Ford Motor Credit Co. LLC, Notes 7.00%, 10/01/13	431,393
Aaa	800	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN 2.84%(b), 03/16/09	799,158
Aaa	200	Sr. Unsec’d. Notes 5.875%, 01/14/38	190,685
A1	700	Goldman Sachs Group, Inc. (The), Sub. Notes 6.75%, 10/01/37	685,929

			2,107,165
Financial - Bank & Trust 10.2%
Aa3	3,000	American Express Bank FSB, Notes (original cost $2,993,010; purchased 04/11/08)(n)(o) 5.50%, 04/16/13	3,000,645
Aa2	4,000	Bank of America Corp., Sr. Unsec’d. Notes 5.65%, 05/01/18	4,138,800
A1	2,100	Jr. Sub. Notes 8.00%(b), 12/29/49	2,136,494
A1	1,500	Sub. Notes 8.125%(b), 12/29/49	1,532,970

Aa2	1,000	Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)(original cost $1,000,000; purchased 04/18/08)(n)(o) 7.70%(b), 04/29/49	1,020,810
Aa2	2,600	Sub. Notes, 144A (United Kingdom)(original cost $2,582,502; purchased 12/07/07)(n)(o) 6.05%, 12/04/17	2,540,881
Aa3	1,500	Citigroup, Inc., Sr. Unsec’d. Notes 5.50%, 04/11/13 Sub Notes	1,509,141
A2	1,300	8.40%(b), 04/29/49	1,315,704
	500	National Australia Bank Ltd., Bonds, 144A (Australia)(original cost $500,000; purchased 02/01/08)(n)(o) 3.578%(b), 02/08/10	499,865
Aa2	1,000	Unicredito Luxembourg Finance SA, , Gtd. Notes, 144A (Luxembourg) (original cost $1,000,000; purchased 10/17/06)(n)(o) 2.97%(b), 10/24/08	998,869

			18,694,179
Financial Services 2.5%
A1	400	American Express Co., Sr. Unsec’d. Notes 7.00%, 03/19/18	430,269
Baa1	1,000	Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes 7.25%, 02/01/18	1,093,324
A1	1,000	Citigroup Capital XXI, Gtd. Notes 8.30%(b), 12/21/57	1,020,935
Aa1	500	General Electric Capital Corp., Sub. Notes, 144A (original cost $999,960; purchased 08/30/07)(n)(o) 6.50%, 09/15/67	949,388
A1	500	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN 5.625%, 01/24/13	492,669
A1	500	Sr. Unsec’d. Notes, MTN 6.875%, 05/02/18	511,371

			4,497,956
Hotels & Motels 0.5%
Baa2	1,000	Marriott International, Inc., Sr. Unsec’d. Notes 6.375%, 06/15/17	984,016
Insurance 0.3%
Aa2	600	American International Group, Inc., Sr. Unsec’d. Notes, MTN 5.85%, 01/16/18	599,528
Medical Supplies & Equipment 0.3%
B2	500	HCA, Inc., Sr. Sec’d. Notes 9.25%, 11/15/16	537,500
Oil, Gas & Consumable Fuels 1.0%
A3	1,000	Nabors Industries, Inc., Gtd. Notes, 144A (original cost $999,200; purchased 02/14/08)(n)(o) 6.15%, 02/15/18	1,028,754
Baa1	361	Petroleum Export Ltd., Sr. Notes, 144A (Cayman Islands)(original cost $360,722; purchased 07/14/05)(n)(o) 5.265%, 06/15/11	361,952
Baa2	400	Transocean, Inc., Sr. Unsec’d. Notes 3.214%(b), 09/05/08	399,164

			1,789,870

Pharmaceuticals 0.5%
Baa2		400	Cardinal Health, Inc., Sr. Unsec’d. Notes 2.958%(b), 10/02/09	390,516
Baa2		500	Unsec’d. Notes 6.00%, 06/15/17	506,611

				897,127
Telecommunications 1.3%
A2		400	BellSouth Corp., Gtd. Notes 3.165%(b), 08/15/08	399,496
Baa3		900	Embarq Corp., Sr. Unsec’d. Notes 6.738%, 06/01/13	897,957
Ba1		1,000	Qwest Corp., Sr. Unsec’d. Notes 7.625%, 06/15/15	1,002,500

				2,299,953
Transportation 1.1%
Baa3		2,000	Con-Way, Inc., Sr. Unsec’d. Notes 7.25%, 01/15/18	2,068,492
Utilities 0.8%
Baa2		500	American Electric Power Co., Inc., Sr. Unsec’d. Notes 5.25%, 06/01/15	490,987
Baa3		1,000	Illinois Power Co., Sr. Sec’d. Notes, 144A (original cost $997,670; purchased 04/01/08)(n)(o) 6.25%, 04/01/18	988,253

				1,479,240

			TOTAL CORPORATE BONDS (cost $37,052,957)	37,354,478

FOREIGN GOVERNMENT BONDS 1.9%
Aaa	EUR	800	Deutsche Bundesrepublik (Germany) 6.25%, 01/04/30	1,513,533
Ba1	BRL	1,300	Republic of Brazil (Brazil) 12.50%, 01/05/22	796,760
Ba1		180	Republic of Panama (Panama) 9.625%, 02/08/11	203,940
Aaa	GBP	300	United Kingdom Gilt (United Kingdom) 4.25%, 03/07/11	593,916
Aaa	GBP	200	United Kingdom Gilt (United Kingdom) 5.75%, 12/07/09	406,211

			TOTAL FOREIGN GOVERNMENT BOND (cost $3,421,403)	3,514,360

MUNICIPAL BONDS 0.5%
Aaa		200	Georgia State Road & Tollway Authority, Revenue Bonds 5.00%, 03/01/21	207,470
Aaa		700	Los Angeles Unified School District 4.50%, 07/01/25	692,538

			TOTAL MUNICIPAL BONDS (cost $809,077)	900,008

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 33.5%
	Federal Home Loan Mortgage Corp.
854	5.00%, 11/01/35-01/01/36	841,200
437	5.016%(b), 03/01/36	442,287
1,000	5.50%, TBA	1,006,250
184	6.00%, 09/01/22	190,099
12	7.14%(b), 08/01/23	11,666
	Federal National Mortgage Assoc.
783	4.00%, 08/01/18-06/01/19	757,695
1,849	4.50%, 09/01/35-11/01/35	1,761,562
5,155	5.00%, 01/01/19-11/01/33	5,082,462
820	5.089%(b), 06/01/35	832,462
77	5.338%(b), 05/01/36	77,520
8,000	5.50%, TBA	8,042,496
13,964	5.50%, 09/01/33-12/01/35	14,057,930
1,336	6.00%, 05/01/16-10/01/36	1,366,996
3,000	6.00%, TBA	3,066,564
1,333	6.50%, 01/01/16-10/01/37	1,381,654
167	7.50%, 01/01/32	179,679
	Government National Mortgage Assoc.
52	4.50%, 08/15/33-09/15/33	49,364
5,247	5.00%, 06/15/33-12/15/37	5,201,884
2,000	5.00%, TBA	1,979,376
4,904	5.50%, 07/15/37-09/15/37	4,976,990
3,000	5.50%, TBA	3,038,436
8	5.625%(b), 09/20/22	7,929
6,529	6.00%, 12/15/36-11/15/37	6,717,378
62	8.50%, 02/20/30-06/15/30	69,234

	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $60,251,511)	61,139,113

U.S. TREASURY OBLIGATIONS 2.8%
	U.S. Treasury Bonds
1,900	4.375%, 02/15/38	1,863,039
100	4.75%, 02/15/37	104,195
400	12.00%, 08/15/13	411,031
	U.S. Treasury Inflation Index Bonds, TIPS
700	2.00%, 01/15/16	784,155
1,100	2.375%, 01/15/25	1,299,516
190	3.875%, 04/15/29	318,821
	U.S. Treasury Strip Coupon, IO
500	7.25%, 02/15/22	264,205

	TOTAL U.S. TREASURY OBLIGATIONS (cost $5,169,936)	5,044,962

BANK NOTES(b) 1.7%
BA-(c)	1,990	Chrysler Finco Term (original cost $1,890,500; purchased 11/28/07)(n)(o) 6.80%, 08/03/12	1,806,478
BA-(c)	1,183	TXU (Tceh) Term B3 (original cost $1,090,152; purchased 01/16/08, 02/06/08)(n)(o) 6.60%, 10/10/14	1,131,431
BA-(c)	114	TXU Corp., Term B3 (original cost $103,580; purchased 02/06/08)(n)(o) 6.48%, 10/10/14	109,460

		TOTAL BANK NOTES (cost $3,093,811)	3,047,369

		TOTAL LONG-TERM INVESTMENTS (cost $182,124,918)	190,610,905

SHORT-TERM INVESTMENTS 6.7%
U.S. TREASURY OBLIGATION (d)(e) 0.3%
	500	U.S. Treasury Bill 1.113%, 06/26/08 (cost $499,176)	499,104

	Contracts/ Notional Amount (000)#
OUTSTANDING OPTIONS PURCHASED(a) 0.7%
Call Options 0.6%
		2 Year U.S. Treasury Note Futures,
	26,400	expiring 05/23/2008, Strike Price $110.50	2,063
	14,000	expiring 05/23/2008, Strike Price $116.00	1,094
		5 Year U.S. Treasury Note Futures,
	2,100	expiring 05/23/2008, Strike Price $122.50	164
	25,100	expiring 05/23/2008, Strike Price $125.00	1,961
	3,000	expiring 05/23/2008, Strike Price $136.00	234
	1,100	expiring 05/23/2008, Strike Price $138.00	86
		Currency Option USD vs. JPY,
	4,500	expiring 09/16/2008 @ FX Rate 118.00	1,130
	1,700	expiring 03/31/2010 @ FX Rate 104.65	50,284
		Swap on 3 Month LIBOR,
	21,000	expiring 08/03/2008 @ 3.45%	151,120
	6,500	expiring 09/20/2008 @ 4.55%	157,704
	16,000	expiring 12/19/2008 @ 4.50%	344,302
	EUR 42,400	expiring 04/20/2009 @ 4.18%	307,088
	3,800	expiring 08/03/2009 @ 3.45%	27,346
	12,300	expiring 08/03/2009 @ 3.85%	130,937

			1,175,513

Put Options 0.1%
		10 Year U.S. Treasury Futures,
	26,300	expiring 05/23/2008, Strike Price $91.00	4,109
	15,100	expiring 05/23/2008, Strike Price $96.00	2,359
		90 Day Sterling Futures,
GBP	44,500	expiring 06/18/2008, Strike Price $92.50	—
		Currency Option USD vs. JPY,
	1,700	expiring 03/31/2010 @ FX Rate 104.65	125,902
		FNMA,
	11,000	expiring 06/05/2008, Strike Price $86.38	50
		Swap on 3 Month LIBOR,
GBP	43,500	expiring 12/17/2008, Strike Price $92.00	—

			132,420

		TOTAL OUTSTANDING OPTIONS PURCHASED (cost $1,169,617)	1,307,933

Principal Amount (000)#
COMMERCIAL PAPER(e) 1.0%
	1,900	UBS Finance (De) LLC 2.94%, 06/05/08	1,894,641

		(cost $1,894,569)
Shares
AFFILIATED MONEY MARKET MUTUAL FUND 4.7%
	8,579,621	Dryden Core Investment Fund - Taxable Money Market Series (cost $8,579,621)(f)	8,579,621

		TOTAL SHORT-TERM INVESTMENTS (cost $12,142,983)	12,281,299

		TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT(i)—111.3% (cost $194,267,901)	202,892,204

Principal Amount (000)#
SECURITIES SOLD SHORT (9.7)%
SHORT SALES
		Federal National Mortgage Assoc.
	2,000	5.00%, TBA	(1,964,376)
	1,000	6.50%, TBA	(1,034,688)
		U.S. Treasury Bonds
	10,700	5.00%, 05/15/37	(11,596,125)
	600	5.375%, 02/15/31	(675,047)
		U.S. Treasury Notes
	1,800	3.50%, 02/15/18	(1,761,750)
	600	4.25%, 11/15/17	(623,250)

		Total Securities Sold Short (premium received $17,595,904)	(17,655,236)

Contracts/ Notional Amount (000)#
OUTSTANDING OPTIONS WRITTEN(a) (0.6)%
Call Options (0.6)%
	Swap on 3 Month LIBOR,
4,000	expiring 06/18/2008 @ 3.26%	(13,944)
7,000	expiring 08/03/2008 @ 4.40%	(192,813)
2,100	expiring 09/19/2008 @ 5.05%	(113,655)
5,400	expiring 12/19/2008 @ 5.00%	(272,188)
EUR 13,700	expiring 04/20/2009 @ 4.44%	(311,477)
700	expiring 08/03/2009 @ 4.15%	(14,330)
700	expiring 08/03/2009 @ 4.40%	(19,281)
4,100	expiring 08/03/2009 @ 4.55%	(130,936)

		(1,068,624)

Put Options
	Currency Option USD vs. JPY,(n)
2,200	expiring 09/16/2008 @ FX Rate 100.00	(38,674)

	TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $946,496)	(1,107,298)

	TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT(g)—101.0% (cost $175,725,501)	184,129,670
	Liabilities in excess of other assets(u)—(1.0)%	(1,789,298)

	NET ASSETS —100%	$182,340,372

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
IO	Interest Only
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
RUB	Russian Ruble
USD	United States Dollar
#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of April 30, 2008. Ratings of certain bonds may have changed subsequent to that date.
(a)	Non-income producing security.
(b)	Indicates a variable rate security.
(c)	Standard & Poor’s rating.
(d)	Securities segregated as collateral for futures contracts.
(e)	Rates shown are the effective yields at purchase date.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.
(g)	The United States federal income tax basis of the Portfolio’s investments was $196,198,943; accordingly, net unrealized appreciation on investments for federal income tax purposes was $6,698,624 (gross unrealized appreciation - $12,070,904; gross unrealized depreciation - $5,372,280). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(h)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the security for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $151,375. The aggregate market value of $207,254 is approximately 0.1% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.
(i)	As of April 30, 2008, 3 securities representing $953,528 and 0.5% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.
(n)	Indicates a security that has been deemed illiquid.
(o)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $14,772,492. The aggregate value of $14,680,299 is approximately 8.1% of net assets.

(u)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Future contracts open at April 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
408	10 Year U.S. Treasury Notes	Jun 08	$46,747,109	$47,251,500	$504,391
12	10 Year U.K. Gilt	Jun 08	2,664,274	2,583,767	(80,507)
87	90 Day Euro	Jun 08	21,135,950	21,168,188	32,238
34	90 Day Euro	Sept 08	8,166,687	8,271,350	104,663
20	90 Day Euro	Jun 09	4,773,500	4,841,500	68,000
31	90 Day Euro	Sep 09	7,399,313	7,490,763	91,450
48	90 Day Euro	Dec 09	11,608,025	11,574,000	(34,025)
57	90 Day Euro-Bobl	Jun 08	9,459,920	9,687,944	228,024
17	90 Day Sterling	Jun 08	3,989,700	3,991,082	1,382
103	90 Day Sterling	Sept 08	24,262,462	24,233,743	(28,719)
77	90 Day Sterling	Dec 08	18,108,075	18,136,582	28,507
13	90 Day Sterling	Jun 09	3,033,587	3,067,028	33,441

					$948,845

Short Positions:
185	2 Year U.S. Treasury Notes	Jun 08	$39,719,719	$39,347,188	$372,531
340	5 Year U.S. Treasury Notes	Jun 08	38,515,695	38,074,687	441,008
49	20 Year U.S. Treasury Bonds	Jun 08	5,680,766	5,727,641	(46,875)
34	90 Day Euro	Dec 08	8,279,425	8,253,500	25,925
11	90 DayEuro-Bund	Jun 08	2,006,125	1,959,262	46,863

					839,452

					$1,788,297

Forward foreign currency exchange contracts outstanding at April 30, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/15/08	AUD	37	$34,777	$34,910	$133
Brazilian Real,
Expiring 07/02/08	BRL	3,205	1,623,629	1,896,440	272,811
Chinese Yuan,
Expiring 10/10/08	CNY	22,252	3,257,824	3,286,276	28,452
Indian Rupee,
Expiring 05/12/08	INR	102,948	2,494,069	2,538,357	44,288
Expiring 11/12/08	INR	42,202	1,044,355	1,031,786	(12,569)
Japanese Yen,
Expiring 05/12/08	JPY	178,287	1,753,585	1,715,871	(37,714)
South Korean Won,
Expiring 08/04/08	KRW	863,395	934,114	860,378	(73,736)
Russian Ruble,
Expiring 07/10/08	RUB	33,028	1,309,000	1,392,525	83,525
Expiring 11/19/08	RUB	34,657	1,397,740	1,447,057	49,317

			$13,849,093	$14,203,600	$354,507

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/15/08	AUD	46	$43,110	$43,401	$(291)
Brazilian Real,
Expiring 07/02/08	BRL	3,158	1,757,000	1,868,096	(111,096)
Expiring 12/02/08	BRL	458	253,000	260,761	(7,761)
British Pound,
Expiring 05/19/08	GBP	1,959	3,863,740	3,890,027	(26,287)
Expiring 05/29/08	GBP	166	327,452	329,404	(1,952)
Euros,
Expiring 05/29/08	EUR	299	467,809	466,297	1,512
Indian Rupee,
Expiring 05/12/08	INR	100,949	2,584,904	2,539,430	45,474
Japanese Yen,
Expiring 05/12/08	JPY	122,880	1,241,000	1,182,626	58,374
South Korean Won,
Expiring 05/30/08	KRW	137,356	137,000	136,993	7
Russian Ruble,
Expiring 07/10/08	RUB	25,335	1,030,000	1,068,198	(38,198)

			$11,705,015	$11,785,233	$(80,218)

The Fund entered into interest rate swap agreements during the period ended April 30, 2008. Details of the interest rate swap agreements outstanding as of April 30, 2008 were as follows:

Counterparty	Termination Date	Notional Amount#		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC (1)	06/18/23		$2,000,000	5.00%	3 Month LIBOR	$63,203
Bank of America Securities LLC (1)	06/18/10		54,200,000	4.00%	3 Month LIBOR	50,063
Bank of America Securities LLC (2)	06/18/13		2,000,000	4.00%	3 Month LIBOR	(20,063)
Barclays Capital (2)	06/18/13		14,000,000	4.00%	3 Month LIBOR	187,781
Barclays Capital (2)	06/18/38		400,000	5.00%	3 Month LIBOR	12,696
Citibank (1)	06/20/17		2,800,000	5.00%	3 Month LIBOR	(138,394)
Citibank (1)	06/18/23		1,900,000	5.00%	3 Month LIBOR	56,047
Deutsche Bank (2)	06/18/13		2,500,000	4.00%	3 Month LIBOR	2,521
Deutsche Bank (2)	06/18/15		2,300,000	5.00%	3 Month LIBOR	48,036
Goldman Sachs & Co. (2)	06/18/13		600,000	4.00%	3 Month LIBOR	(1,597)
Lehman Brothers (1)	06/18/23		1,200,000	5.00%	3 Month LIBOR	(14,779)
Merrill Lynch & Co.(2)	12/17/10		3,000,000	4.00%	3 Month LIBOR	24,794
Merrill Lynch & Co., Inc. (2)	06/18/13		3,800,000	4.00%	3 Month LIBOR	(67,720)
Morgan Stanley & Co. (1)	06/18/18		4,200,000	5.00%	3 Month LIBOR	5,799
Morgan Stanley & Co. (1)	06/18/10		8,800,000	4.00%	3 Month LIBOR	9,412
Morgan Stanley & Co. (2)	06/20/37		800,000	5.00%	3 Month LIBOR	39,543
Morgan Stanley & Co. (2)	06/18/13		28,200,000	4.00%	3 Month LIBOR	633,471
UBS AG (2)	06/20/37		1,900,000	5.00%	3 Month LIBOR	92,168
Citigroup (2)	04/15/09	AUD	5,000,000	7.00%	3 month Australian Bank Bill rate	(41,570)
Citigroup (2)	09/15/09	AUD	800,000	7.00%	3 month Australian Bank Bill rate	(5,185)
Deutsche Bank (2)	06/15/09	AUD	8,000,000	7.00%	3 month Australian Bank Bill rate	(32,169)
UBS AG (2)	09/15/09	AUD	9,700,000	7.00%	3 month Australian Bank Bill rate	(63,516)
Goldman Sachs & Co. (2)	01/02/12	BRL	4,400,000	10.15%	Brazilian interbank lending rate	(222,916)
Morgan Stanley & Co. (2)	01/02/12	BRL	4,200,000	10.12%	Brazilian interbank lending rate	(37,482)
UBS AG (2)	01/02/12	BRL	5,600,000	10.58%	Brazilian interbank lending rate	(197,745)
Deutsche Bank (2)	06/18/34	EUR	600,000	5.00%	6 Month EURIBOR	(3,419)
Deutsche Bank (2)	06/15/13	EUR	100,000	4.00%	6 Month EURIBOR	(772)
UBS AG (2)	10/15/10	EUR	100,000	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	125
Barclays Capital (1)	09/15/10	GBP	2,500,000	5.00%	6 Month LIBOR	(4,473)
Goldman Sachs & Co. (2)	09/17/11	GBP	1,000,000	4.50%	6 Month LIBOR	(20,944)
Barclays Capital (1)	06/20/17	JPY	20,000,000	2.00%	6 Month LIBOR	(482)
UBS AG (1)	06/20/17	JPY	50,000,000	2.00%	6 Month LIBOR	(3,273)

						$349,160

(1)    Fund pays the fixed rate and receives the floating rate.

(2)    Fund pays the floating rate and receives the fixed rate.

#       Notional Amount is shown in U.S. dollars unless otherwise stated.

The Fund entered into credit default swap agreements during the period ended April 30, 2008. Details of the credit default swap agreements outstanding as of April 30, 2008 were as follows:

Counterparty	Termination Date	Notional Amount#		Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(1)	12/20/08		$200,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	$8
Citigroup (1)	06/20/15		500,000	0.62%	American Electric Power, 5.25%, due 06/01/15	(5,797)
UBS AG(1)	12/20/08		300,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	31
Lehman Brothers (1)	03/20/18		1,000,000	2.20%	Bear Stearns Co., Inc., 7.25%, due 02/01/18	(121,937)
UBS AG(1)	06/20/17		500,000	0.56%	Cardinal Health Inc., 6.00%, due 06/15/17	(1,751)
Bank of America Securities LLC (1)	03/20/18		2,000,000	1.83%	Con-way, Inc., 7.25%, due 01/15/18	(37,849)
Lehman Brothers (1)	12/20/08		100,000	0.24%	Costco Wholesale Corp., 5.50%, due 03/15/07	(68)
Barclays Bank PLC(1)	09/20/11		200,000	0.58%	DaimlerChrysler, 5.75%, due 09/08/11	(769)
Barclays Bank PLC(1)	12/20/11		600,000	0.75%	Dow Jones CDX HVOL7 Index	33,345
Barclays Bank PLC(2)	06/20/13		100,000	5.00%	Dow Jones CDX HY10 Index	4,674
Lehman Brothers (1)	12/20/11		100,000	0.00%	Dow Jones CDX HY7 Index	8,812
Merrill Lynch & Co.(1)	12/20/11		300,000	0.00%	Dow Jones CDX HY7 Index	27,400
Citigroup (2)	06/20/12		4,000,000	2.11%	Dow Jones CDX HY7 Index	(73,176)
Merrill Lynch & Co.(1)	06/20/12		297,000	2.75%	Dow Jones CDX HY8 Index	10,175
Morgan Stanley & Co. (1)	12/20/12		700,000	0.14%	Dow Jones CDX IG5 Index	39,923
Morgan Stanley & Co. (1)	12/20/12		2,100,000	0.14%	Dow Jones CDX IG5 Index	119,769
Morgan Stanley & Co. (2)	12/20/15		470,000	0.46%	Dow Jones CDX IG5 Index	(37,045)
Morgan Stanley & Co. (2)	12/20/15		1,500,000	0.46%	Dow Jones CDX IG5 Index	(117,746)
Goldman Sachs (1)	12/20/16		100,000	0.65%	Dow Jones CDX IG7 Index	3,304
Morgan Stanley & Co. (1)	12/20/16		1,000,000	0.65%	Dow Jones CDX IG7 Index	33,376
Lehman Brothers (1)	06/20/12		1,000,000	0.35%	Dow Jones CDX IG8 Index	18,255
Merrill Lynch & Co.(1)	12/20/17		200,000	0.80%	Dow Jones CDX IG9 10Y Index	(2,375)
Morgan Stanley & Co. (1)	12/20/17		700,000	0.80%	Dow Jones CDX IG9 10Y Index	(9,431)
Goldman Sachs (1)	12/20/12		500,000	0.60%	Dow Jones CDX IG9 5Y Index	(4,036)
Goldman Sachs (2)	12/20/12		2,200,000	0.70%	Dow Jones CDX IG9 5Y Index	50,257
JPMorgan Chase Bank (1)	12/20/11		971,429	1.65%	Dow Jones CDX XO7 Index	68,843
Bank of America Securities LLC (1)	12/20/08		100,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	49
Citigroup (1)	12/20/08		200,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	(96)
Morgan Stanley & Co. (1)	09/20/13		500,000	1.22%	Electronic Data Systems, 6.00%, due 08/01/13	(7,029)
Barclays Bank PLC(1)	12/20/08		200,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(173)
Morgan Stanley & Co.(1)	12/20/08		100,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(71)
Citigroup (1)	12/20/08		100,000	0.29%	FedEx Corp., 7.25%, due 02/15/11	137
Lehman Brothers (1)	12/20/08		100,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(695)
Bear Stearns International Ltd. (1)	12/20/08		200,000	0.32%	Hewlett Packard Co., 6.50% due 7/01/12	(387)
Lehman Brothers (1)	12/20/08		200,000	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	589
Merrill Lynch & Co.(1)	12/20/08		100,000	0.32%	Ingersoll-Rand Co., 6.48%, due 06/01/25	10
Lehman Brothers (1)	12/20/08		200,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(31)
Lehman Brothers (1)	12/20/08		100,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(355)
Bank of America Securities LLC (1)	06/20/17		1,000,000	1.73%	Marriott International, 6.375%, due 06/15/17	(36,213)
Lehman Brothers (1)	12/20/08		100,000	0.30%	Masco Corp., 5.875%, due 07/15/12	986
Goldman Sachs (1)	03/20/18		1,000,000	1.02%	Nabors Industries, Inc., 6.15%, due 02/15/18	(29,956)
Bear Stearns International Ltd. (1)	12/20/12		500,000	0.29%	Nordstrom, Inc., 6.95%, due 03/15/28	13,441
Lehman Brothers (1)	12/20/08		100,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(321)
Morgan Stanley & Co. (1)	06/20/16		300,000	0.39%	Omnicom 5.90%, due 04/15/16	2,969
Lehman Brothers (1)	06/20/09		500,000	0.40%	People’s Republic of China, 6.80%, due 05/23/11	(1,083)
Lehman Brothers (1)	12/20/08		100,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	375
Citigroup (1)	02/09/46		600,000	2.20%	Vertical CDO, Ltd., 7.01%, due 02/09/46	573,060
Lehman Brothers (1)	09/20/12		200,000	0.60%	Viacom, Inc., 4.625%, due 05/15/18	3,923
Goldman Sachs (1)	12/20/12		500,000	0.24%	Wal-Mart Stores, Inc., 5.75%, due 12/19/30	1,190
Citigroup (1)	12/20/08		300,000	0.14%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	(12)
Barclays Bank PLC (1)	12/20/08		100,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(436)
Lehman Brothers (1)	12/20/08		100,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	4
Barclays Bank PLC (1)	03/20/12		100,000	0.21%	XL Capital, Ltd., 6.50%, due 01/15/12	7,015

						$533,082

(1)	Fund pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
(2)	Fund receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Target Growth Allocation Fund

SCHEDULE OF INVESTMENTS

as of April 30, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.8%
COMMON STOCKS 96.6%
Aerospace & Defense — 3.1%
1,500	AAR Corp.*	$35,100
350	Alliant Techsystems, Inc.*	38,416
2,950	BE Aerospace, Inc.*	119,062
6,000	Boeing Co. (The)	509,160
455	DRS Technologies, Inc.	28,410
10,800	Empresa Brasileira de Aeronautica SA, ADR (Brazil)	450,144
4,300	Finmeccanica SpA (Italy)	149,149
24,088	General Dynamics Corp.	2,178,037
1,200	Goodrich Corp.	81,780
2,080	HEICO Corp.	107,141
27,169	Lockheed Martin Corp.	2,881,001
1,750	Moog, Inc. (Class A Stock)*	75,443
28,650	Northrop Grumman Corp.	2,107,780
2,210	Orbital Sciences Corp.*	59,471
2,200	Raytheon Co.	140,734
600	Teledyne Technologies, Inc.*	35,238
1,800	Thales SA (France)	117,239
6,850	United Technologies Corp.	496,420

		9,609,725
Agricultural Chemicals — 0.4%
6,489	Potash Corp. of Saskatchewan, Inc. (Canada)	1,193,652
Agriculture/Heavy Equipment
1,500	Universal Corp.	96,285
Air Freight & Couriers — 0.1%
3,900	FedEx Corp.	373,893
Air Freight & Logistics
700	Forward Air Corp.	23,863
Airlines — 0.2%
119,300	Air New Zealand Ltd. (New Zealand)	116,459
68,800	Qantas Airways Ltd. (Australia)	219,874
19,513	Singapore Airlines Ltd. (Singapore)	229,845
4,400	Southwest Airlines Co.	58,256

		624,434
Auto Components — 0.2%
10,425	Paccar, Inc.	493,311
Auto/Trucks Parts & Equipment — 0.1%
7,300	Nifco, Inc. (Japan)	157,567
Automobile Manufacturers — 0.8%
3,400	Daimler AG (Germany)	264,372
47,000	Fuji Heavy Industries Ltd. (Japan)	202,293
15,200	Honda Motor Co. Ltd. (Japan)	485,130
43,600	Nissan Motor Co. Ltd. (Japan)	388,803
3,200	PSA Peugeot Citroen SA (France)	221,987
1,400	Renault SA (France)	142,681
16,100	Toyota Motor Corp. (Japan)	820,486

		2,525,752

Automotive Parts — 0.5%
1,200	Compagnie Generale des Establissements Michelin (Class B Stock) (France)	108,913
200	Georg Fischer AG (Switzerland)*	108,836
41,200	GKN PLC (United Kingdom)	231,338
24,100	Johnson Controls, Inc.	849,766
3,300	Valeo SA (France)	132,914
30,000	Yokohama Rubber Co. Ltd. (Japan)	154,204

		1,585,971
Banks — 0.1%
3,850	Colonial BancGroup, Inc. (The)	31,339
10,100	Standard Chartered PLC (United Kingdom)	356,864
650	United Bankshares, Inc.	18,908

		407,111
Beverages — 1.2%
9,000	Anheuser-Busch Cos., Inc.	442,800
4,300	Carlsberg A/S (Denmark)	570,508
17,824	Coca-Cola Co. (The)	1,049,299
2,400	Hansen Natural Corp.*	84,936
500	Pepsi Bottling Group, Inc.	16,855
3,500	PepsiAmericas, Inc.	89,950
14,600	PepsiCo, Inc.	1,000,538
15,628	SABMiller PLC (United Kingdom)	360,441

		3,615,327
Biotechnology — 0.9%
2,100	Applera Corp. - Applied Biosystems Group	67,011
2,050	Celgene Corp.*	127,387
28,238	Genentech, Inc.*	1,925,832
15,500	Gilead Sciences, Inc.*	802,280

		2,922,510
Building Materials — 0.1%
6,005	Rollins, Inc.	95,660
35,000	Sanwa Holdings Corp. (Japan)	145,973

		241,633
Business Services — 1.1%
500	Administaff, Inc.	13,095
2,700	Manpower, Inc.	181,251
11,877	MasterCard, Inc. (Class A Stock)	3,303,706

		3,498,052
Cable Television — 0.4%
9,500	DIRECTV Group, Inc. (The)*	234,080
22,800	Rogers Communications, Inc. (Class B Stock) (Canada)	1,014,465

		1,248,545

Capital Markets — 0.4%
25,950	Morgan Stanley	1,261,170
3,622	Raymond James Financial, Inc.	104,205

		1,365,375
Chemicals — 3.8%
6,727	Air Products & Chemicals, Inc.	662,139
675	Airgas, Inc.	32,488
120	Arkema (France)*	6,895
26,000	Asahi Kasei Corp. (Japan)	147,781
9,200	BASF AG (Germany)	1,307,947
2,300	Celanese Corp.	102,925
4,100	CF Industries Holdings, Inc.	548,170
2,500	Ciba Specialty Chemicals AG (Switzerland)	82,995
35,700	Denki Kagaku Kogyo Kabushiki Kiasha (Japan)	132,490
37,500	Dow Chemical Co.	1,505,625
5,850	DuPont (E.I.) de Nemours & Co.	286,123
8,800	Eastman Chemical Co.	646,800
500	FMC Corp.	31,390
340	Givaudan SA (Switzerland)	343,317
400	International Flavors & Fragrances, Inc.	18,244
900	Lubrizol Corp. (The)	52,488
1,860	Minerals Technologies, Inc.	125,996
26,600	Mitsubishi Chemical Holdings Corp. (Japan)	177,033
22,361	Monsanto Co.	2,549,601
1,500	Mosaic Co. (The)*	183,765
22,000	Nippon Shokubai Co. Ltd. (Japan)	159,976
7,200	PPG Industries, Inc.	441,864
15,960	Praxair, Inc.	1,457,308
10,000	Rohm & Haas Co.	534,500
1,800	Scotts Miracle-Gro Co. (The)	59,652
6,550	Terra Industries, Inc.*	247,983
1,200	Valspar Corp. (The)	26,376

		11,871,871
Clothing & Apparel — 0.4%
8,010	FGX International Holdings Ltd.*	104,531
20,100	Gap, Inc. (The)	374,262
4,900	NIKE, Inc. (Class B Stock)	327,320
1,825	Phillips-Van Heusen Corp.	77,033
350	Polo Ralph Lauren Corp.	21,707
2,800	VF Corp.	208,264

		1,113,117
Commercial Banks — 1.6%
10,400	Alliance & Leicester PLC (United Kingdom)	106,198
6,600	Allied Irish Banks PLC (Ireland)	138,749
86,257	Bank of America Corp.	3,238,088
13,000	Bank of New York Mellon Corp. (The)	565,890
225	City National Corp.	10,917
3,900	Commonwealth Bank of Australia (Australia)	164,401
625	Cullen Frost Bankers, Inc.	34,888
22,750	Huntington Bancshares, Inc.	213,622
33,900	Royal Bank of Scotland Group, PLC (United Kingdom)	229,448
1,100	Societe Generale (France)	127,781
600	Verwaltungs und Privat Bank AG (Liechtenstein)	150,890

		4,980,872

Commercial Services — 0.6%
14,400	Accenture Ltd. (Class A Stock) (Bermuda)	540,720
2,275	American Public Education, Inc.*	73,278
8,553	Cardtronics, Inc.*	70,904
29,800	Domtar Corp. (Canada)*	177,906
1,113	Healthcare Services Group, Inc.	16,977
1,450	Healthspring, Inc.*	24,418
4,200	HNI Corp.	91,434
1,850	McKesson Corp.	96,422
4,350	Paychex, Inc.	158,210
3,180	Team, Inc.*	94,541
935	Waste Connections, Inc.*	29,985
10,500	Waste Management, Inc.	379,050

		1,753,845
Commercial Services & Supplies — 0.1%
500	Alliance Data Systems Corp.*	28,705
2,300	Hewitt Associates, Inc. (Class A Stock)*	94,300
4,110	TeleTech Holdings, Inc.*	94,242
550	Watson Wyatt Worldwide, Inc.	32,241

		249,488
Communications Equipment — 0.1%
41,300	Alcatel-Lucent, ADR (France)	275,471
3,500	Arris Group, Inc.*	28,350
725	CommScope, Inc.*	34,474
3,620	Nuance Communications, Inc.*	73,413

		411,708
Computer Hardware — 2.2%
16,579	Apple, Inc.*	2,883,917
25,000	Dell, Inc.*	465,750
30,300	EMC Corp.*	466,620
24,550	Hewlett-Packard Co.	1,137,893
4,750	International Business Machines Corp.	573,325
7,679	Logitech International SA (Switzerland)*	232,038
17,600	Seagate Technology	332,112
22,000	Synopsys, Inc.*	508,420
4,400	Western Digital Corp.*	127,556

		6,727,631
Computer Services & Software — 0.3%
5,010	Advent Software, Inc.*	199,699
3,150	Allegheny Energy, Inc.	169,470
900	Autodesk, Inc.*	34,200
920	Concur Technologies, Inc.*	30,489
1,400	Global Payments, Inc.	61,964
6,040	Innerworkings, Inc.*	81,178
530	Micros Systems, Inc.*	18,894
900	Salesforce.Com, Inc.*	60,057
1,700	SRA International, Inc. (Class A Stock)*	44,659
8,900	TietoEnator Oyj (Finland)	231,982
6,380	Website Pros, Inc.*	57,420

		990,012

Computer Software — 1.3%
139,805	Microsoft Corp.	3,987,239
Computers — 0.4%
64,000	Electronic Data Systems Corp.	1,187,840
Computers & Peripherals
7,300	Sun Microsystems, Inc.*	114,318
Construction — 0.2%
700	Ciments Francais SA (France)	135,008
800	Granite Construction, Inc.	27,440
1,600	Hovnanian Enterprises, Inc. (Class A Stock)*	18,912
4,900	KBR, Inc.	141,316
900	Meritage Homes Corp.*	17,073
31,500	Taylor Wimpey PLC (United Kingdom)	80,028
11,150	Toll Brothers, Inc.*	252,436

		672,213
Construction & Engineering
525	Chicago Bridge & Iron Co. N.V. (Netherlands)	20,916
Construction Materials
32,200	CSR Ltd. (Australia)	95,840
1,400	Herman Miller, Inc.	32,662

		128,502
Consumer Finance — 0.2%
10,500	Capital One Financial Corp.	556,500
859	Cash America International, Inc.	35,039
1,750	First Cash Financial Services, Inc.*	25,970

		617,509
Consumer Products — 0.1%
9,300	Electrolux AB (Class B Stock) (Sweden)	141,060
Consumer Products & Services — 0.7%
2,209	American Greetings Corp. (Class A Stock)	39,541
2,000	Avon Products, Inc.	78,040
2,840	Bare Escentuals, Inc.*	64,781
5,440	Leapfrog Enterprises, Inc.*	45,206
59,700	Pacific Brands Ltd. (Australia)	110,674
17,200	Procter & Gamble Co.	1,153,260
11,700	Reckitt Benckiser Group PLC (United Kingdom)	679,871
900	Snap-on, Inc.	53,379

		2,224,752
Consumer Services — 0.2%
10,000	Apollo Group, Inc. (Class A Stock)*	509,000
610	McGrath RentCorp	15,756

		524,756

Containers & Packaging
1,375	Pactiv Corp.*	32,711
675	Silgan Holdings, Inc.	35,964

		68,675
Distribution/Wholesale — 0.1%
26,800	Marubeni Corp. (Japan)	213,304
500	Owens & Minor, Inc.	22,660
11,000	Sumitomo Corp. (Japan)	148,096

		384,060
Diversified Financial Services — 1.1%
2,700	American Express Co.	129,654
20	Ameriprise Financial, Inc.	950
54,364	JPMorgan Chase & Co.	2,590,444
10,616	Shinhan Financial Group Co. Ltd. (South Korea)*	613,288

		3,334,336
Diversified Operations — 0.5%
15,700	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	696,766
6,801	LVMH Moet Hennessy Louis Vuitton (France)	771,914
5,000	Mitsui & Co. Ltd. (Japan)*	117,430

		1,586,110
Diversified Telecommunication Services — 0.1%
4,200	Koninklijke (Royal) KPN NV (Netherlands)	76,678
5,410	Premiere Global Services, Inc.*	78,553
32,200	Telestra Corp. Ltd. (Australia)	138,214

		293,445
Education — 0.1%
3,330	DeVry, Inc.	189,810
Electric Utilities — 1.0%
1,600	Entergy Corp.	183,776
7,200	Exelon Corp.	615,456
6,550	FirstEnergy Corp.	495,442
22,100	Fortum Oyj (Finland)	934,916
9,700	FPL Group, Inc.	643,013
17,600	Sierra Pacific Resources	239,888
1,520	Westar Energy, Inc.	35,249

		3,147,740
Electronic Components — 0.7%
2,000	Broadcom Corp. (Class A Shares)*	51,920
1,500	Checkpoint Systems, Inc.*	38,895
5,100	Emerson Electric Co.	266,526
3,540	Energizer Holdings, Inc.*	279,872
7,700	Fanuc Ltd. (Japan)	811,605
3,900	FLIR Systems, Inc.*	133,887
2,100	Garmin Ltd.	85,890
500	General Cable Corp.*	33,500
1,100	Hawaiian Electric Industries, Inc.	27,049
21,500	HongKong Electric Holdings Ltd. (Hong Kong)	134,910

760	Itron, Inc.*	70,741
12,000	Matsushita Electric Industrial Co. Ltd. (Japan)	280,088
12,900	Sanmina-SCI Corp.*	19,995
13,475	TT Electronics PLC (United Kingdom)	31,089

		2,265,967
Electronic Equipment & Instruments — 0.7%
12,100	Alps Electric Co. Ltd. (Japan)	113,322
3,000	Tech Data Corp.*	100,830
32,075	Tyco Electronics Ltd. (Bermuda)	1,199,926
15,525	Tyco International Ltd. (Bermuda)	726,415

		2,140,493
Energy Equipment & Services — 1.4%
4,800	Cameron International Corp.*	236,304
850	Complete Production Services, Inc.*	22,959
7,800	Diamond Offshore Drilling, Inc.	978,198
1,250	Dril-Quip, Inc.*	71,450
49,500	Halliburton Co.	2,272,545
8,500	National-Oilwell Varco, Inc.*	581,825
1,975	Oil States International, Inc.*	98,868
2,400	Superior Energy Services, Inc.*	106,512

		4,368,661
Engineering/Construction — 0.1%
1,700	Fluor Corp.	259,879
100	Foster Wheeler Ltd.*	6,369
1,950	URS Corp.*	78,663

		344,911
Entertainment & Leisure — 1.3%
2,190	Allegiant Travel Co.*	59,678
16,815	Carnival PLC (United Kingdom)	657,502
5,100	Harley-Davidson, Inc.	195,075
19,993	Las Vegas Sands Corp.*	1,523,866
2,380	Life Time Fitness, Inc.*	86,513
1,696	Nintendo Co. Ltd. (Japan)	937,503
10,034	OPAP SA (Greece)	390,338
1,700	Royal Caribbean Cruises Ltd.	54,230
5,210	Scientific Games Corp. (Class A Stock)*	146,714

		4,051,419
Environmental Services
3,500	Allied Waste Industries, Inc.*	43,260
Exchange Traded Funds
10	iShares Russell 1000 Value Index Fund	765
Farming & Agriculture — 0.1%
25,100	AWB Ltd. (Australia)	77,848
1,000	Bunge Ltd. (Bermuda)	114,090
111,891	Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	160,906
270	Intrepid Potash, Inc.*	12,822

		365,666

Financial - Bank & Trust — 4.3%
1,850	Astoria Financial Corp.	43,845
3,100	Banche Popolari Unite ScpA (Italy)	81,582
13,200	Banco Bilbao Vizcaya Argentaria SA (Spain)	302,744
34,200	Banco Santander Central Hispano SA (Spain)	739,612
27,600	Barclays PLC (United Kingdom)	249,556
1,800	BB&T Corp.	61,722
3,100	BNP Paribas (France)	330,475
23,500	Bradford & Bingley PLC (United Kingdom)	75,340
67,106	China Merchants Bank Co. Ltd. (China)	280,168
8,850	Comerica, Inc.	307,360
5,800	Credit Agricole SA (France)	194,116
7,700	Credit Suisse Group (Switzerland)	428,789
3,200	Danske Bank A/S (Denmark)	110,170
3,200	Deutsche Bank AG (Germany)	381,575
3,400	Dexia NV/SA (Belgium)	93,843
300	East West BanCorp, Inc.	4,272
5,600	Fortis NV/SA (Belgium)	151,977
29,400	HBOS PLC (United Kingdom)	271,433
33,700	Intesa Sanpaolo SpA (Italy)	250,522
15,500	Lloyds TSB Group PLC (United Kingdom)	132,185
5,000	Natexis Banques Populaire (France)	83,651
9,200	National Bank of Greece SA (Greece)	506,041
7,000	National City Corp.	44,100
7,800	Nordea Bank AB (Sweden)	128,278
1,400	Pacific Capital Bancorp	28,532
1,000	Prosperity Bancshares, Inc.	30,970
37,250	Regions Financial Corp.	816,520
128,700	Sberbank (Russia)	418,918
850	State Street Corp.	61,319
1,200	Sterling Financial Corp. (WA)	14,652
25,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	224,775
4,500	SunTrust Banks, Inc.	250,875
9,800	TCF Financial Corp.	170,520
22,550	U.S. Bancorp	764,219
25,200	UBS AG (Switzerland)*	833,923
69,200	Wachovia Corp.	2,017,180
74,044	Wells Fargo & Co.	2,202,809
4,550	Zions Bancorp	210,893

		13,299,461
Financial Services — 3.5%
1,030	Affiliated Managers Group, Inc.*	102,320
700	BlackRock, Inc.	141,253
573	Calamos Asset Management, Inc.	10,285
7,150	CIT Group, Inc.	77,864
71,300	Citigroup, Inc.	1,801,751
7,000	Eaton Vance Corp.	256,200
810	FCStone Group, Inc.*	33,550
2,700	Federated Investors, Inc. (Class B Stock)	90,396
15,349	Goldman Sachs Group, Inc. (The)	2,937,338
21,410	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	437,512
2,920,000	Industrial & Commercial Bank of China (China)	2,305,658

2,150	Investment Technology Group, Inc.*	103,759
18,200	Irish Life & Permanent PLC (Ireland)	288,712
2,100	Jefferies Group, Inc.	39,480
6,900	Lehman Brothers Holdings, Inc.	305,256
2,050	Marshall & Ilsley Corp.	51,209
9,550	Merrill Lynch & Co., Inc.	475,876
2,100	Muenchener Rueckversicherungs AG (Germany)	404,583
850	NYSE Euronext, Inc.	56,185
900	SEI Investments Co.	20,943
200	Student Loan Corp. (The)	25,436
10,250	TD Ameritrade Holding Corp.*	185,525
2,300	Teradata Corp*	48,967
8,140	TheStreet.com, Inc.	63,573
4,688	Visa, Inc.*	391,214
2,775	Waddell & Reed Financial, Inc. (Class A Stock)	93,962
3,000	Western Union Co.	69,000

		10,817,807
Foods — 1.5%
15,000	Archer-Daniels-Midland Co.	660,900
1,150	Campbell Soup Co.	40,020
725	Corn Products International, Inc.	33,625
11,800	Dairy Crest Group PLC (United Kingdom)	94,382
4,800	General Mills, Inc.	289,920
9,900	Groupe Danone (France)	871,518
200	Kellogg Co.	10,234
25,350	Kraft Foods, Inc. (Class A Stock)	801,820
1,850	Nestle SA (Switzerland)	882,965
46,600	Northern Foods PLC (United Kingdom)	80,067
650	Ralcorp Holdings, Inc.*	39,676
3,400	SYSCO Corp.	103,938
10,300	Tate & Lyle PLC (United Kingdom)	107,788
925	Treehouse Foods, Inc.*	20,970
26,500	Tyson Foods, Inc. (Class A Stock)	471,700

		4,509,523
Gas Utilities
1,250	Atmos Energy Corp.	34,600
Health Care - Biotechnology
6,100	RTI Biologics, Inc.*	61,854
Healthcare Equipment & Supplies — 0.2%
7,325	Covidien Ltd. (Bermuda)	342,004
600	Edwards Lifesciences Corp.*	33,252
6,800	Kinetic Concepts, Inc.*	269,688
937	Medical Action Industries, Inc.*	15,357
4,247	Natus Medical, Inc.*	83,539

		743,840

Healthcare Products — 0.1%
600	Intuitive Surgical, Inc.*	173,556
Healthcare Products & Services
575	Inventiv Health, Inc.*	17,095
1,300	LHC Group, Inc.*	20,280

		37,375
Healthcare Providers & Services — 1.4%
2,900	Aetna, Inc.	126,440
1,800	Amedisys, Inc.*	93,240
1,500	AMERIGROUP Corp.*	38,985
12,450	Biogen Idec, Inc.*	755,591
11,700	CIGNA Corp.	499,707
800	Covance, Inc.*	67,032
7,600	Express Scripts, Inc.*	532,152
3,280	Healthways, Inc.*	119,818
2,005	Pediatrix Medical Group, Inc.*	136,380
3,320	Psychiatric Solutions, Inc.*	115,237
1,600	Sunrise Senior Living, Inc.*	34,320
5,240	TriZetto Group, Inc. (The)*	110,302
52,280	UnitedHealth Group, Inc.	1,705,897

		4,335,101
Healthcare Services — 0.1%
600	Alberto-Culver, Co.	15,102
2,900	Astellas Pharma, Inc. (Japan)	119,377
700	Hill-Rom Holdings, Inc.	17,591
3,426	IPC The Hospitalist Co., Inc.*	80,408
8,740	Radnet, Inc.*	61,180
5,120	Sciele Pharma, Inc.*	98,662

		392,320
Hotels & Motels — 0.9%
17,507	MGM Mirage*	895,483
3,500	Starwood Hotels & Resorts Worldwide, Inc.	182,735
16,121	Wynn Resorts Ltd.	1,698,186

		2,776,404
Hotels, Restaurants & Leisure — 2.3%
20,800	Carnival Corp.	835,536
2,100	International Game Technology	72,954
76,905	McDonald’s Corp.	4,582,000
5,550	Wyndham Worldwide Corp.	119,214
38,734	Yum! Brands, Inc.	1,575,699

		7,185,403
Household Durables — 0.2%
7,400	Alpine Electronics, Inc. (Japan)	84,401
11,500	Centex Corp.	239,430
4,500	Fortune Brands, Inc.	304,290
2,800	Lennar Corp. (Class B Stock)	46,900
1,200	Tempur-Pedic International, Inc.	13,332

		688,353
Household Products — 0.2%
11,900	Kimberly-Clark Corp.	761,481

Independent Power Producers & Energy Traders
2,100	NRG Energy, Inc.*	92,295
Industrial Conglomerates — 0.6%
11,600	3M Co.	892,040
31,852	Citic Pacific Ltd. (Hong Kong)	149,727
13,824	McDermott International, Inc.*	740,690
600	Teleflex, Inc.	33,054

		1,815,511
Industrial Products — 0.5%
2,450	Cooper Industries Ltd. (Class A Stock)	103,856
1,300	Harsco Corp.	77,129
425	Kaydon Corp.	22,257
49,200	Kurabo Industries Ltd. (Japan)	105,518
2,459	Precision Castparts Corp.	289,080
28,817	Reliant Energy, Inc.*	741,750
550	Valmont Industries, Inc.	54,153

		1,393,743
Insurance — 4.9%
11,800	Aegon NV (Netherlands)	188,064
2,750	AFLAC, Inc.	183,342
30,850	Allstate Corp. (The)	1,553,606
11,550	American International Group, Inc.	533,610
7,740	AmTrust Financial Services, Inc.	120,357
1,000	Arch Capital Group Ltd. (Bermuda)*	70,650
2,550	Assurant, Inc.	165,750
10,500	Aviva PLC (United Kingdom)	130,440
26,900	AXA SA (France)	993,894
7,600	AXIS Capital Holdings Ltd. (Bermuda)	257,716
1,700	Baloise Holding (Switzerland)	185,121
125,000	China Life Insurance Co. Ltd. (Class H Stock) (China)	544,551
3,950	Chubb Corp.	209,231
975	Delphi Financial Group, Inc. (Class A Stock)	26,539
3,140	eHealth, Inc.*	84,937
3,900	Endurance Specialty Holdings Ltd. (Bermuda)	144,807
39,200	Genworth Financial, Inc. (Class A Stock)	903,952
6,400	Hanover Insurance Group, Inc. (The)	287,232
4,200	Hartford Financial Services Group, Inc.	299,334
1,737	HCC Insurance Holdings, Inc.	42,869
850	Hilb Rogal & Hobbs Co.	24,591
11,500	ING Groep NV, ADR (Netherlands)	435,626
1,075	IPC Holdings Ltd. (Bermuda)	31,293
56,600	Legal & General PLC (United Kingdom)	141,924
5,600	Lincoln National Corp.	301,056
5,650	MBIA, Inc.	58,760
27,900	MetLife, Inc.	1,697,715
49,800	Old Mutual PLC (United Kingdom)	125,719
1,500	Philadelphia Consolidated Holding Corp.*	55,320
4,250	Protective Life Corp.	181,135
8,700	Prudential Financial, Inc. (c)	658,677
5,200	RenaissanceRe Holdings Ltd. (Bermuda)	267,488
1,200	State Auto Financial Corp.	33,060
12,400	Swiss Re (Switzerland)	1,025,303

36,550	Travelers Cos., Inc. (The)	1,842,120
1,375	United Fire & Casualty Co.	45,306
27,600	UnumProvident Corp.	640,596
100	W.R. Berkely Corp.	2,569
10,400	XL Capital Ltd. (Class A Stock) (Bermuda)	362,856
1,000	Zurich Financial Services AG (Switzerland)	303,070

		15,160,186
Internet Services — 1.9%
5,983	Amazon.com, Inc.*	470,443
5,010	CyberSource Corp.*	90,932
1,680	Digital River, Inc.*	55,188
11,400	eBay, Inc.*	356,706
660	Equinix, Inc.*	59,677
400	Expedia, Inc.*	10,104
5,091	Google, Inc. (Class A Stock)*	2,923,710
31,201	Intel Corp.	694,534
3,610	j2 Global Communications, Inc.*	77,254
17,430	NaviSite, Inc.*	67,803
8,990	NIC, Inc.	58,255
2,460	Shutterfly, Inc.*	40,221
32,800	Symantec Corp.*	564,816
4,450	ValueClick, Inc.*	88,778
8,993	Yahoo!, Inc.*	246,498

		5,804,919
Internet Software & Services — 0.1%
10,609	Internet Brands, Inc. (Class A Stock)*	69,065
4,400	VeriSign, Inc.*	158,620

		227,685
Investment Management — 0.1%
5,100	Janus Capital Group, Inc.	143,106
Iron / Steel
600	AK Steel Holding Corp.	37,668
Machinery — 0.2%
900	Actuant Corp. (Class A Stock)	30,483
1,600	Crane Co.	65,504
5,850	Dover Corp.	289,400
600	Flowserve Corp.	74,454
7,100	Heidelberger Druckmaschinen AG (Germany)	168,277
550	Lincoln Electric Holdings, Inc.	41,965
475	Rofin-Sinar Technologies, Inc.*	18,088

		688,171
Machinery & Equipment — 1.1%
10,500	AGCO Corp.*	631,365
1,100	Bucyrus International, Inc. (Class A Stock)	138,523
15,750	Caterpillar, Inc.	1,289,610
1,400	Deere & Co.	117,698
5,130	Flow International Corp.*	51,454
2,300	Joy Global, Inc.	170,775
425	Nordson Corp.	25,088
625	Regal-Beloit Corp.	23,181

300	Rieter Holdings AG (Switzerland)	111,420
5,900	Rockwell Automation, Inc.	319,957
2,000	SPX Corp.	246,000
8,600	Volvo AB (Class B Stock) (Sweden)	130,006

		3,255,077
Machinery - Construction & Mining — 0.1%
11,700	Komatsu Ltd. (Japan)	356,077
Manufacturing — 1.0%
2,000	Danaher Corp.	156,040
2,450	Eaton Corp.	215,208
79,200	General Electric Co.	2,589,840
5,750	Hexcel Corp.*	128,685

		3,089,773
Media — 0.9%
56,850	CBS Corp. (Class B Stock)	1,311,530
3,920	DG FastChannel, Inc.*	73,108
3,630	Dolan Media Co.*	62,944
18,900	Idearc, Inc.	62,370
24,550	News Corp. (Class A Stock)	439,445
27,300	Walt Disney Co. (The)	885,339

		2,834,736
Medical Supplies & Equipment — 1.4%
2,100	Bard (C.R.), Inc.	197,757
500	Beckman Coulter, Inc.	34,150
100	Becton, Dickinson and Co.	8,940
2,850	Boston Scientific Corp.*	37,991
24,000	Eli Lilly & Co.	1,155,360
1,100	Idexx Laboratories, Inc.*	58,520
2,700	Invitrogen Corp.*	252,639
20,050	Johnson & Johnson	1,345,154
13,400	Medtronic, Inc.	652,312
1,710	Micrus Endovascular Corp.*	19,460
1,180	Myriad Genetics, Inc.*	49,017
51	Nipro Corp. (Japan)	868
11,620	NovaMed, Inc.*	48,688
2,300	NuVasive, Inc.*	87,745
1,700	Sepracor, Inc.*	36,635
12,278	Spectranetics Corp. (The)*	132,111
3,310	VNUS Medical Technologies, Inc.*	54,118
2,400	WellPoint, Inc.*	119,400
650	Zimmer Holdings, Inc.*	48,204
1,690	Zoll Medical Corp.*	56,412

		4,395,481
Metals & Mining — 2.2%
29,650	Alcoa, Inc.	1,031,227
29,800	BlueScope Steel Ltd. (Australia)	310,858
1,100	Carpenter Technology Corp.	56,408
125	Century Aluminum Co.*	8,661
125	Cleveland-Cliffs, Inc.	20,050
10,400	Crane Group Ltd. (Australia)	146,304

1,790	Dynamic Materials Corp.	84,184
7,400	Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	841,750
6,900	Nucor Corp.	520,950
3,300	Rautaruukki Oyj (Finland)	155,142
700	Reliance Steel & Aluminum Co.	42,546
2,900	Southern Copper Corp.	332,804
7,100	ThyssenKrup AG (Germany)	442,853
1,700	Timken Co.	61,455
13,986	Transocean, Inc.*	2,062,376
3,900	United States Steel Corp.	600,405
3,000	Worthington Industries, Inc.	54,030
11,900	Zinifex Ltd. (Australia)	113,217

		6,885,220
Miscellaneous Manufacturing — 0.3%
9,900	AGFA-Gevaert NV (Belgium)*	72,277
11,700	Honeywell International, Inc.	694,980

		767,257
Multi-Line Retail — 0.2%
8,400	J.C. Penney Co., Inc.	357,000
650	Macy’s, Inc.	16,439
14,253	NEXT PLC (United Kingdom)	322,290

		695,729
Multi-Utilities — 0.6%
8,400	Dominion Resources, Inc.	364,476
25,500	Edison International	1,330,335
1,450	Vectren Corp.	41,006

		1,735,817
Multimedia — 0.5%
85,900	Time Warner, Inc.	1,275,615
4,700	Viacom, Inc. (Class B Stock)*	180,668
5,000	Vivendi (France)	201,587

		1,657,870
Office Electronics — 0.2%
43,200	Xerox Corp.	603,504
Office Equipment — 0.1%
8,600	OCE NV (Netherlands)	129,024
15,700	Ricoh Co. Ltd. (Japan)	271,781

		400,805
Oil & Gas Exploration/Production — 0.2%
13,400	OAO Gazprom, ADR (Russia)	712,880
Oil, Gas & Consumable Fuels — 10.2%
6,070	Air Liquide (France)	910,175
10,250	Anadarko Petroleum Corp.	682,240
11,850	Apache Corp.	1,595,958
275	Approach Resources, Inc.*	5,211
2,645	Arena Resources, Inc.*	118,761
600	Ashland, Inc.	31,812

64,100	BP PLC (United Kingdom)	776,746
2,200	Cabot Oil & Gas Corp.	125,334
7,400	Canadian Natural Resources Ltd. (Canada)	628,607
20,650	ChevronTexaco Corp.	1,985,497
464,471	China Petroleum & Chemical Corp. (China)	499,068
1,600	Cimarex Energy Co.	99,680
1,350	Concho Resources, Inc.*	37,220
29,250	ConocoPhillips	2,519,887
100	Continental Resources, Inc.*	4,297
630	Core Laboratories NV (Netherlands)*	78,926
200	Cosmo Oil Co. Ltd. (Japan)	664
1,200	Denbury Resources, Inc.*	36,672
7,550	Devon Energy Corp.	856,170
8,100	Dresser-Rand Group, Inc.*	296,217
1,850	El Paso Corp.	31,709
875	Encore Acquisition Co.*	39,926
14,800	Eni SpA (Italy)	569,631
1,600	Exterran Holdings, Inc.*	106,864
44,200	Exxon Mobil Corp.	4,113,694
3,000	FMC Technologies, Inc.*	201,600
25,100	Global Industry, Ltd.*	400,596
1,275	Gulfport Energy Corp.*	14,777
1,459	Headwaters, Inc.*	16,676
7,508	Hess Corp.	797,350
30,400	Marathon Oil Corp.	1,385,328
1,200	Nexen, Inc. (Canada)	41,585
29,500	Nippon Oil Corp. (Japan)	203,303
1,800	Noble Energy, Inc.	156,600
10,000	Norsk Hydro ASA (Norway)	147,032
8,400	Occidental Petroleum Corp.	698,964
800	Oceaneering International, Inc.*	53,424
1,000	ONEOK, Inc.	48,120
1,200	Petrohawk Energy Corp.*	28,368
15,768	Petroleo Brasileiro SA, ADR (Brazil)	1,914,551
1,825	Petroquest Energy, Inc.*	37,924
3,100	Pioneer Natural Resources Co.	178,963
9,800	Repsol YPF SA (Spain)	395,930
5,800	Royal Dutch Shell PLC (Class A Stock) (Netherlands)	232,468
18,200	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	725,202
10,600	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	844,820
30,529	Schlumberger Ltd. (Netherlands)	3,069,691
700	SEACOR Holdings, Inc.*	59,577
1,000	Southwestern Energy Co.*	42,310
6,200	StatoilHydro ASA (Norway)	223,052
4,400	Sunoco, Inc.	204,204
900	Swift Energy Co.*	46,926
3,300	Total SA (France)	276,428
450	Ultra Petroleum Corp. (Canada)*	37,382
28,900	Valero Energy Corp.	1,411,765
3,252	W&T Offshore, Inc.	133,007
4,855	Weatherford International Ltd.*	391,653
16,634	XTO Energy, Inc.	1,028,979

		31,599,521

Paper & Forest Products — 0.2%
42,200	DS Smith PLC (United Kingdom)	108,636
5,400	International Paper Co.	141,318
20	Nippon Unipac Group, Inc. (Japan)	50,143
3,100	Owens Illinois, Inc.*	170,965
850	Weyerhaeuser Co.	54,298

		525,360
Pharmaceuticals — 5.2%
10,650	Abbott Laboratories	561,788
14,450	AmerisourceBergen Corp.	585,947
20,750	Amgen, Inc.*	868,802
17,371	Amylin Pharmaceuticals, Inc.*	479,092
12,400	AstraZeneca PLC (United Kingdom)	520,200
13,900	AstraZeneca PLC, ADR (United Kingdom)	583,522
575	Barr Pharmaceuticals, Inc.*	28,882
19,900	Bristol-Meyers Squibb Co.	437,203
10,200	GlaxoSmithKline PLC (United Kingdom)	225,636
9,700	H. Lundbeck A/S (Denmark)	239,050
6,000	Herbalife Ltd.	262,680
4,970	K-V Pharmaceutical Co. (Class A Stock)*	121,467
19,950	LeMaitre Vascular, Inc.*	89,077
20,100	Medco Health Solutions, Inc.*	995,754
3,120	Medicines Co.*	61,620
37,600	Merck & Co., Inc.	1,430,304
12,100	Novartis AG (Switzerland)	609,903
14,800	Novo Nordisk A/S (Class B Stock) (Denmark)	1,012,589
145,750	Pfizer, Inc.	2,931,032
2,100	Pharmaceutical Product Development, Inc.	86,982
5,573	Roche Holding AG (Switzerland)	922,199
7,100	Sanofi-Aventis SA (France)	547,276
11,750	Schering-Plough Corp.	216,318
22,006	Teva Pharmaceutical Industries Ltd., ADR (Israel)	1,029,441
9,500	Watson Pharmaceuticals, Inc.*	294,880
23,250	Wyeth	1,033,927

		16,175,571
Real Estate — 0.2%
36,100	Beazley Group PLC (United Kingdom)	104,123
373,400	Country Garden Holdings Co. Ltd. (China)	318,234
313,300	Soho China Ltd. (China)	195,439

		617,796
Real Estate Investment Trusts — 1.4%
250	Alexandria Real Estate Equities, Inc.	26,258
4,400	AMB Property Corp.	254,100
5,804	Apartment Investment & Management Co. (Class A Stock)	214,632
1,500	AvalonBay Communities, Inc.	153,000
2,250	Digital Realty Trust, Inc.	87,187
6,650	Duke Realty Corp.	162,393
2,200	Federal Realty Investment Trust	180,730
9,000	Hospitality Properties Trust	289,170
700	Host Hotels & Resorts, Inc.	12,040
900	Jones Lang LaSalle, Inc.	69,849

1,950	Liberty Property Trust	68,308
2,600	Macerich Co. (The)	190,138
28,800	ProLogis	1,803,168
1,300	Public Storage, Inc.	117,910
100	Regency Centers Corp.	7,157
3,700	Simon Property Group, Inc.	369,482
550	SL Green Realty Corp.	51,040
3,900	Ventas, Inc.	189,384
350	Vornado Realty Trust	32,582

		4,278,528
Restaurants
1,900	AFC Enterprises, Inc.*	19,665
1,350	Brinker International, Inc.	30,632
141	Chipotle Mexican Grill, Inc.*	13,836
1,700	Sonic Corp.*	37,383
2,650	Triarc Cos., Inc. (Class B Stock)	18,815

		120,331
Retail & Merchandising — 2.9%
750	Abercrombie & Fitch Co. (Class A Stock)	55,733
35,200	AutoNation, Inc.*	563,552
8,800	BJ’s Wholesale Club, Inc.*	335,456
18,310	Costco Wholesale Corp.	1,304,587
38,998	CVS Caremark Corp.	1,574,349
1,800	Dick’s Sporting Goods, Inc.*	51,480
91,700	DSG International PLC (United Kingdom)	118,297
3,700	Family Dollar Stores, Inc.	79,180
10,500	GameStop Corp. (Class A Stock)*	577,920
3,120	Jos. A. Bank Clothiers, Inc.*	76,159
200	Kohl’s Corp.*	9,770
45,270	Lowe’s Cos., Inc.	1,140,351
2,700	Rallye SA (France)	203,718
500	Ruddick Corp.	19,350
800	School Specialty, Inc.*	23,552
2,950	Staples, Inc.	64,015
6,509	Starbucks Corp.*	105,641
10,700	TJX Cos., Inc.	344,754
144,300	Wal-Mart de Mexico SA de CV (Mexico)	580,571
24,850	Wal-Mart Stores, Inc.	1,440,803
4,553	Yamada Denki Co. Ltd. (Japan)	390,894

		9,060,132
Retailers — 0.1%
48,900	Marks & Spencer Group PLC (United Kingdom)	366,903
Retailers - Food & Drug — 0.3%
19,200	Kroger Co. (The)	523,200
14,650	Safeway, Inc.	462,940
1,500	SUPERVALU, Inc.	49,650

		1,035,790
Road & Rail
1,600	Landstar System, Inc.	83,136

Semiconductor Components — 0.1%
125,900	ARM Holdings PLC (United Kingdom)	249,928
Semiconductors — 0.7%
3,200	Agilent Technologies, Inc.*	96,672
645	ATMI, Inc.*	18,989
3,900	Avnet, Inc.*	102,141
1,325	Brooks Automation, Inc.*	13,727
2,900	MEMC Electronic Materials, Inc.*	182,613
1,450	Microsemi Corp.*	35,525
15,700	NVIDIA Corp.*	322,635
5,380	O2Micro International Ltd., ADR (Cayman Islands)*	40,834
40,500	Texas Instruments, Inc.	1,180,980
850	Ultra Clean Holdings, Inc.*	9,086
825	Varian Semiconductor Equipment Associates, Inc.*	30,220
5,900	Xilinx, Inc.	146,143

		2,179,565
Semiconductors & Semiconductor Equipment — 0.2%
15,400	Analog Devices, Inc.	496,034
1,000	Applied Materials, Inc.	18,660
1,100	National Semiconductor Corp.	22,429

		537,123
Software — 0.7%
4,900	Activision, Inc.*	132,545
3,200	Adobe Systems, Inc.*	119,328
12,000	BMC Software, Inc.*	417,120
60,605	CA, Inc.	1,341,795
1,329	Phase Forward, Inc.*	24,454
5,610	PROS Holdings, Inc.*	65,525
1,475	Sybase, Inc.*	43,394
1,500	Tyler Technologies, Inc.*	21,705

		2,165,866
Specialty Retail — 0.8%
2,655	Aaron Rents, Inc.	66,110
3,150	Advance Auto Parts, Inc.	109,242
4,390	Aeropostale, Inc.*	139,558
100	AutoZone, Inc.*	12,075
14,100	Best Buy Co., Inc.	606,582
100	CarMax, Inc.*	2,075
41,430	Home Depot, Inc. (The)	1,193,184
12,000	Limited Brands, Inc.	222,240
600	RadioShack Corp.	8,340

		2,359,406
Steel Producers/Products — 0.1%
2,400	Voestalpine AG (Austria)	183,266
Telecommunications — 6.9%
18,200	Amdocs Ltd. (Guernsey)*	571,116
43,200	America Movil SAB de CV (Class L Stock), ADR (Mexico)	2,503,872

138,556	AT&T, Inc.	5,363,503
89,300	BT Group PLC (United Kingdom)	393,098
185,212	China Mobile Ltd. (China)	3,187,021
49,352	Cisco Systems, Inc.*	1,265,385
8,000	Corning, Inc.	213,680
200	Embarq Corp.	8,314
689	Fairpoint Communications, Inc.	6,350
31,300	France Telecom SA (France)	979,406
33,000	Juniper Networks, Inc.*	911,460
95,490	MobileOne Ltd. (Singapore)	136,349
1,950	Motorola, Inc.	19,422
70	Nippon Telegraph and Telephone Corp. (Japan)	301,471
24,763	Nokia Oyj (Finland)	744,481
200	NTT Docomo, Inc. (Japan)	293,762
16,664	QUALCOMM, Inc.	719,718
19,600	Sprint Nextel Corp.	156,604
900	Swisscom AG (Switzerland)	319,298
4,290	Syniverse Holdings, Inc.*	67,396
30,400	Telefonica SA (Spain)	873,542
63,550	Verizon Communications, Inc.	2,445,404

		21,480,652
Telecommunications - Cellular — 0.3%
81,800	Vodafone Group PLC (United Kingdom)	258,870
22,490	Vodafone Group PLC, ADR (United Kingdom)	712,033

		970,903
Textiles, Apparel & Luxury Goods — 0.1%
17,600	Jones Apparel Group, Inc.	278,608
Thrifts & Mortgage Finance — 1.1%
16,600	Fannie Mae	469,780
34,700	Federal Home Loan Mortgage Corp.	864,377
97,892	Washington Mutual, Inc.	1,203,093
58,000	Washington Mutual, Inc. (original cost $507,500; purchased 04/08/08)(e)	694,840

		3,232,090
Tobacco — 1.2%
70,100	Altria Group, Inc.	1,402,000
33,100	Philip Morris International, Inc.*	1,689,093
12,735	UST, Inc.	663,111

		3,754,204
Trading Companies & Distributors
1,300	Fastenal Co.	63,453
600	Watsco, Inc.	27,222

		90,675
Transportation — 2.1%
5,700	Burlington Northern Santa Fe Corp.	584,535
11,900	Canadian National Railway Co. (Canada)	623,181
6,508	CSX Corp.	409,679
18,500	J.B. Hunt Transport Services, Inc.	628,445
51,900	Neptune Orient Lines Ltd. (Singapore)	123,055
18,052	Norfolk Southern Corp.	1,075,538

2,070	Old Dominion Freight Line, Inc.*	63,549
19,908	Orient Overseas International Ltd. (Hong Kong)	109,456
1,400	Ryder System, Inc.	95,858
16,070	Union Pacific Corp.	2,333,203
4,700	United Parcel Service, Inc. (Class B Stock)	340,327
3,500	Werner Enterprises, Inc.	68,075

		6,454,901
Utilities — 0.9%
15,250	American Electric Power Co., Inc.	680,607
18,700	CMS Energy Corp.	272,646
1,850	Constellation Energy Group	156,602
5,400	DTE Energy Co.	217,674
4,800	Duke Energy Corp.	87,888
4,550	Dynegy, Inc.*	39,221
4,553	E.ON AG (Germany)	923,556
50	Illinois Tool Works, Inc.	2,615
800	Northeast Utilities	21,056
500	Pinnacle West Capital Corp.	16,970
7,300	PPL Corp.	350,546
1,200	Wisconsin Energy Corp.	56,952
3,350	Xcel Energy, Inc.	69,680

		2,896,013
Utility - Natural Gas — 0.1%
3,028	Equitable Resources, Inc.	200,968

	TOTAL COMMON STOCKS (cost $268,115,583)	299,753,797

Preferred Stocks 0.2%
Financial Services
546	Lehman Brothers Holdings, Inc., 7.25%, CVT (cost $546,000)	668,304

RIGHTS*
Financial Services
25,200	UBS AG (Switzerland) (cost $49,935)	42,561

	TOTAL LONG-TERM INVESTMENTS (cost $268,711,518)	300,464,662

SHORT-TERM INVESTMENT 3.5%
AFFILIATED MONEY MARKET MUTUAL FUND
10,945,843	Dryden Core Investment Fund - Taxable Money Market Series (cost $10,945,843)(a)	10,945,843

	TOTAL INVESTMENTS(b)—100.3% (cost $279,657,361)(d)	311,410,505
	Liabilities in excess of other assets (f)—(0.3)%	(839,314)

	NET ASSETS —100%	$310,571,191

The following abbreviations are used in portfolio descriptions:

ADR	American Depository Receipt
CVT	Convertible security
EUR	Euro
CHF	Swiss Franc
MXN	Mexican Peso
*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(b)	As of April 30, 2008, 162 securities representing $52,364,198 and 16.9% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(c)	Affiliated security.
(d)	The United States federal income tax basis of the Schedule of Investments was $285,847,074; accordingly, net unrealized appreciation on investments for federal tax purposes was $25,581,411 (gross unrealized appreciation $43,771,373; gross unrealized depreciation $18,189,962). The difference between book and tax basis is primarily attributable to deferred to losses on wash sales.
(e)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $507,500. The aggregate value of $694,840 is approximately 0.2% of net assets.
(f)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on foreign currency contracts of:

Forward foreign currency exchange contracts outstanding at April 31, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Mexican Peso,
Expiring 06/06/08	MXN	3,700	$335,337	$351,061	$15,724

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Euro,
Expiring 06/24/08	EUR	1,622	$2,327,245	$2,526,214	$(198,969)
Swiss Franc,
Expiring 06/24/08	CHF	792	691,099	764,903	(73,804)
Mexican Peso,
Expiring 06/06/08	MXN	15,000	1,353,546	1,423,220	(69,674)

			$4,371,890	$4,714,337	$(342,447)

Target Moderate Allocation Fund

SCHEDULE OF INVESTMENTS

as of April 30, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 101.2%
COMMON STOCKS 65.4%
Aerospace 1.0%
350	Alliant Techsystems, Inc.*	$38,416
2,820	BE Aerospace, Inc.*	113,815
5,250	Boeing Co. (The)	445,515
455	DRS Technologies, Inc.	28,410
10,200	Empresa Brasileira de Aeronautica SA, ADR (Brazil)	425,136
24,595	Lockheed Martin Corp.	2,608,054
1,600	Moog, Inc. (Class A Stock)*	68,976
3,800	Raytheon Co.	243,086
7,000	United Technologies Corp.	507,290

		4,478,698
Aerospace & Defense 1.2%
1,300	AAR Corp.*	30,420
5,100	Finmeccanica SpA (Italy)	176,898
23,148	General Dynamics Corp.	2,093,042
1,050	Goodrich Corp.	71,557
1,990	HEICO Corp.	102,505
10,100	Honeywell International, Inc.	599,940
27,600	Northrop Grumman Corp.	2,030,532
2,110	Orbital Sciences Corp.*	56,780
600	Teledyne Technologies, Inc.*	35,238
2,300	Thales SA (France)	149,806

		5,346,718
Air Freight & Couriers 0.2%
3,600	FedEx Corp.	345,132
4,800	United Parcel Service, Inc. (Class B Stock)	347,568

		692,700
Air Freight & Logistics
600	C.H. Robinson Worldwide, Inc.	37,608
700	Forward Air Corp.	23,863

		61,471
Airlines 0.2%
75,500	Air New Zealand Ltd. (New Zealand)	73,702
2,090	Allegiant Travel Co.*	56,953
5,200	Deutsche Lufthansa AG (Germany)	136,237
61,500	Qantas Airways Ltd. (Australia)	196,544
17,437	Singapore Airlines Ltd. (Singapore)	205,392
4,600	Southwest Airlines Co.	60,904

		729,732
Auto Parts & Related
1,800	Compagnie Generale des Establissements Michelin (Class B Stock) (France)	163,369
Auto/Trucks Parts & Equipment
6,700	Nifco, Inc. (Japan)	144,617

Automobiles 0.7%
2,900	DaimlerChrysler AG (Germany)	225,494
53,000	Fuji Heavy Industries Ltd. (Japan)	228,118
4,900	Harley-Davidson, Inc.	187,425
10,900	Honda Motor Co. Ltd. (Japan)	347,889
39,000	Nissan Motor Co. Ltd. (Japan)	347,783
3,400	Peugeot SA (France)	235,861
1,500	Renault SA (France)	152,873
16,000	Toyota Motor Corp. (Japan)	815,389
3,000	Valeo SA (France)	120,831
7,700	Volvo AB (Class B Stock) (Sweden)	116,401

		2,778,064
Automotive Components 0.3%
22,950	Johnson Controls, Inc.	809,217
10,400	Paccar, Inc.	492,128

		1,301,345
Automotive Parts 0.1%
2,850	Advance Auto Parts, Inc.	98,838
200	Georg Fischer AG (Switzerland)*	108,836
37,300	GKN PLC (United Kingdom)	209,440

		417,114
Banking 0.1%
9,800	Standard Chartered PLC (United Kingdom)	346,264
Beverages 1.0%
9,000	Anheuser-Busch Cos., Inc.	442,800
4,000	Carlsberg A/S (Class B Stock) (Denmark)	530,705
20,201	Coca-Cola Co. (The)	1,189,233
7,545	Coca-Cola Enterprises, Inc.	169,763
1,600	Hansen Natural Corp.*	56,624
33,931	Heineken NV, ADR (Netherlands)	987,606
600	Pepsi Bottling Group, Inc.	20,226
2,800	PepsiAmericas, Inc.	71,960
9,500	PepsiCo, Inc.	651,035
15,128	SABMiller PLC (United Kingdom)	348,909

		4,468,861
Biotechnology 0.7%
20,300	Amgen, Inc.*	849,961
2,000	Celgene Corp.*	124,280
27,730	Genentech, Inc.*	1,891,186
1,700	Invitrogen Corp.*	159,069

		3,024,496
Building Materials 0.1%
500	Ciments Francais SA (France)	96,434
61,000	Kurabo Industries Ltd. (Japan)	130,826
9,000	Matsushita Electric Works Ltd. (Japan)	99,293
40,000	Sanwa Holdings Corp. (Japan)	166,827

		493,380

Business Services 0.1%
500	Administaff, Inc.	13,095
4,000	Manpower, Inc.	268,520

		281,615
Capital Goods
1,100	Harsco Corp.	65,263
Capital Markets 0.4%
28,750	Morgan Stanley	1,397,250
3,372	Raymond James Financial, Inc.	97,012
3,075	Waddell & Reed Financial, Inc. (Class A Stock)	104,120

		1,598,382
Chemicals 2.0%
6,310	Air Products & Chemicals, Inc.	621,093
675	Airgas, Inc.	32,488
80	Arkema (France)*	4,592
44,000	Asahi Kasei Corp. (Japan)	250,091
8,849	BASF AG (Germany)	1,258,046
3,200	Celanese Corp. (Class A Stock)	143,200
300	CF Industries Holdings, Inc.	40,110
1,200	Chemtura Corp.	8,304
2,300	Ciba Specialty Chemicals AG (Switzerland)	76,355
500	Cytec Industries, Inc.	29,505
21,300	Denki Kagaku Kogyo Kabushiki Kiasha (Japan)	79,049
40,100	Dow Chemical Co.	1,610,015
5,600	DuPont (E.I.) de Nemours & Co.	273,896
8,600	Eastman Chemical Co.	632,100
2,500	FMC Corp.	156,950
325	Givaudan SA (Switzerland)	328,171
1,300	International Flavors & Fragrances, Inc.	59,293
1,800	Lubrizol Corp. (The)	104,976
1,900	Minerals Technologies, Inc.	128,706
25,100	Mitsubishi Chemical Holdings Corp. (Japan)	167,050
2,000	Mosaic Co. (The)*	245,020
23,000	Nippon Shokubai Co. Ltd. (Japan)	167,247
6,800	PPG Industries, Inc.	417,316
14,694	Praxair, Inc.	1,341,709
9,800	Rohm & Haas Co.	523,810
700	Sensient Technologies Corp.	20,839
4,490	Terra Industries, Inc.*	169,991
1,000	Valspar Corp. (The)	21,980

		8,911,902
Clothing & Apparel 0.1%
4,500	NIKE, Inc. (Class B Stock)	300,600
1,725	Phillips-Van Heusen Corp.	72,812
350	Polo Ralph Lauren Corp.	21,707
3,050	VF Corp.	226,859

		621,978

Commercial Banks 1.0%
11,900	Alliance & Leicester PLC (United Kingdom)	121,515
5,900	Allied Irish Banks PLC (Ireland)	124,034
5,850	Bank of New York Mellon Corp. (The)	254,650
29,000	Barclays PLC (United Kingdom)	262,215
225	City National Corp.	10,917
1,500	Colonial BancGroup, Inc. (The)	12,210
8,800	Comerica, Inc.	305,624
625	Cullen/Frost Bankers, Inc.	34,888
21,600	Huntington Bancshares, Inc.	202,824
25,100	Lloyds TSB Group PLC (United Kingdom)	214,054
6,800	National City Corp.	42,840
1,000	Prosperity Bancshares, Inc.	30,970
34,600	Regions Financial Corp.	758,432
700	United Bankshares, Inc.	20,363
67,650	Wachovia Corp.	1,971,997

		4,367,533
Commercial Services 0.6%
21,300	Accenture Ltd. (Class A Stock) (Bermuda)	799,815
2,106	American Public Education, Inc.*	67,834
10,000	Apollo Group, Inc. (Class A Stock)*	509,000
8,165	Cardtronics, Inc.*	67,688
5,300	Davis Service Group PLC (United Kingdom)	49,837
1,100	Healthcare Services Group, Inc.	16,786
100	Hewitt Associates, Inc. (Class A Stock)*	4,100
4,000	HNI Corp.	87,080
1,750	McKesson Corp.	91,210
4,150	Paychex, Inc.	150,935
5,740	Rollins, Inc.	91,438
3,050	Team, Inc.*	90,677
3,920	TeleTech Holdings, Inc.*	89,886
31	Visa, Inc.*	2,587
922	Waste Connections, Inc.*	29,569
9,700	Waste Management, Inc.	350,170
550	Watson Wyatt Worldwide, Inc. (Class A Stock)	32,241
100	Weight Watchers International, Inc.	4,586

		2,535,439
Communication Equipment 0.1%
40,300	Alcatel-Lucent, ADR (France)	268,801
3,100	Arris Group, Inc.*	25,110
725	CommScope, Inc.*	34,474
3,460	Nuance Communications, Inc.*	70,169

		398,554
Computer Hardware 1.1%
16,317	Apple, Inc.*	2,838,342
300	Cadence Design Systems, Inc.*	3,339
22,800	Dell, Inc.*	424,764
31,800	EMC Corp.*	489,720
4,550	International Business Machines Corp.	549,185
7,579	Logitech International SA (Switzerland)*	229,017
12,500	Synopsys, Inc.*	288,875
4,800	Western Digital Corp.*	139,152

		4,962,394

Computer Services & Software 0.2%
6,320	Advent Software, Inc.*	251,915
890	Concur Technologies, Inc.*	29,495
1,300	Global Payments, Inc.	57,538
5,770	Innerworkings, Inc.*	77,549
530	Micros Systems, Inc.*	18,895
15,850	Seagate Technology (Cayman Islands)	299,089
1,500	SRA International, Inc. (Class A Stock)*	39,405
6,700	TietoEnator Oyj (Finland)	174,638
6,100	Website Pros, Inc.*	54,900

		1,003,424
Computers 0.3%
27,050	Hewlett-Packard Co.	1,253,767
5,100	Sun Microsystems, Inc.*	79,866
1,900	Teradata Corp.*	40,451

		1,374,084
Conglomerates 0.1%
32,300	Marubeni Corp. (Japan)	257,079
Construction 0.2%
525	Chicago Bridge & Iron Co. NV (Netherlands)	20,916
1,200	Fluor Corp.	183,444
700	Granite Construction, Inc.	24,010
1,000	Herman Miller, Inc.	23,330
4,100	KBR, Inc.	118,244
20,800	Taylor Woodrow PLC (United Kingdom)	52,843
9,700	Toll Brothers, Inc.*	219,608
1,850	URS Corp.*	74,629

		717,024
Consumer Finance
768	Cash America International, Inc.	31,327
1,750	First Cash Financial Services, Inc.*	25,970
610	McGrath RentCorp	15,756

		73,053
Consumer Products & Services 0.5%
1,800	Avon Products, Inc.	70,236
2,740	Bare Escentuals, Inc.*	62,499
300	Church and Dwight Co., Inc.	17,046
9,500	Electrolux AB (Class B Stock) (Sweden)	144,093
5,190	Leapfrog Enterprises, Inc.*	43,129
55,000	Pacific Brands Ltd. (Australia)	101,961
15,850	Procter & Gamble Co.	1,062,743
11,200	Reckitt Benckiser PLC (United Kingdom)	650,817

		2,152,524
Containers & Packaging
1,350	Pactiv Corp.*	32,117
675	Silgan Holdings, Inc.	35,964

		68,081

Distribution/Wholesale 0.1%
16,500	Sumitomo Corp. (Japan)	222,144
2,000	Tech Data Corp.*	67,220
200	W.W. Grainger, Inc.	17,342

		306,706
Diversified Financial Services 1.8%
1,000	Affiliated Managers Group, Inc.*	99,340
86,109	Bank of America Corp.	3,232,532
67,250	Citigroup, Inc.	1,699,407
5,100	Janus Capital Group, Inc.	143,106
52,820	JPMorgan Chase & Co.	2,516,873
7,050	Lehman Brothers Holdings, Inc.	311,892

		8,003,150
Diversified Manufacturing 0.1%
9,300	AGFA-Gevaert NV (Belgium)*	67,897
2,300	Cooper Industries Ltd. (Class A Stock) (Bermuda)	97,497
2,800	Crane Co.	114,632

		280,026
Diversified Manufacturing Operations 0.2%
2,400	Eaton Corp.	210,816
13,850	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	614,663

		825,479
Diversified Operations 0.2%
42,148	Citic Pacific Ltd. (Hong Kong)	198,125
6,657	LVMH Moet Hennessy Louis Vuitton SA (France)	755,571

		953,696
Diversified Telecommunication Services 1.7%
128,820	AT&T, Inc.	4,986,622
6,300	Royal KPN NV (Netherlands)	115,017
62,800	Verizon Communications, Inc.	2,416,544

		7,518,183
Education
3,440	DeVry, Inc.	196,080
Electric 0.3%
2,200	Allegheny Energy, Inc.	118,360
2,000	NRG Energy, Inc.*	87,900
6,500	PPL Corp.	312,130
27,503	Reliant Energy, Inc.*	707,927

		1,226,317
Electric Utilities 0.7%
1,600	Entergy Corp.	183,776
7,100	Exelon Corp.	606,908
6,500	FirstEnergy Corp.	491,660

21,479	Fortum Oyj (Finland)	908,646
10,550	FPL Group, Inc.	699,359
16,250	Sierra Pacific Resources	221,488
1,520	Westar Energy, Inc.	35,249

		3,147,086
Electrical Equipment
625	Regal-Beloit Corp.	23,181
Electronic Components 0.5%
5,800	Agilent Technologies, Inc.*	175,218
11,400	Alpine Electronics, Inc. (Japan)	130,023
12,100	Alps Electric Co. Ltd. (Japan)	113,322
100	Applera Corp. - Applied Biosystems Group	3,191
4,200	Avnet, Inc.*	109,998
4,800	Emerson Electric Co.	250,848
3,700	Energizer Holdings, Inc.*	292,522
7,100	Fanuc Ltd. (Japan)	748,363
3,400	FLIR Systems, Inc.*	116,722
1,100	Hawaiian Electric Industries, Inc.	27,049
30,000	HongKong Electric Holdings (Hong Kong)	188,246
304	Hubbell, Inc. (Class B Stock)	13,598
663	Itron, Inc.*	61,712
900	L-3 Communications Holdings, Inc.	100,305
302	PerkinElmer, Inc.	8,021
150	Pinnacle West Capital Corp.	5,091
6,900	Sanmina-SCI Corp.*	10,695
14,100	TT Electronics PLC (United Kingdom)	32,531
300	Varian, Inc.*	15,279

		2,402,734
Electronic Equipment & Instruments 0.4%
30,250	Tyco Electronics Ltd. (Bermuda)	1,131,652
14,850	Tyco International Ltd. (Bermuda)	694,832

		1,826,484
Electronics
1,700	Garmin Ltd. (Cayman Islands)	69,530
100	Thomas & Betts Corp.*	3,746

		73,276
Energy Equipment & Services 1.0%
4,700	Cameron International Corp.*	231,381
451,558	China Petroleum & Chemical Corp. (Class H Stock) (China)	485,193
850	Complete Production Services, Inc.*	22,959
8,075	Diamond Offshore Drilling, Inc.	1,012,686
1,190	Dril-Quip, Inc.*	68,020
46,050	Halliburton Co.	2,114,155
1,895	Oil States International, Inc.*	94,864
2,330	Superior Energy Services, Inc.*	103,405
2,047	Vestas Wind Systems A/S (Denmark)*	221,942

		4,354,605
Entertainment & Leisure 0.7%
16,329	Carnival PLC (United Kingdom)	638,499

800	International Game Technology	27,792
18,561	Las Vegas Sands Corp.*	1,414,719
2,210	Life Time Fitness, Inc.*	80,333
1,539	Nintendo Co. Ltd. (Japan)	850,718
3,000	Royal Caribbean Cruises Ltd.	95,700
4,980	Scientific Games Corp. (Class A Stock)*	140,237

		3,247,998
Environmental Services
3,000	Allied Waste Industries, Inc.*	37,080
Exchange Traded Fund
10	iShares Russell 1000 Value Index Fund	765
Farming & Agriculture 1.0%
68,000	Altria Group, Inc.	1,360,000
38,400	AWB Ltd. (Australia)	119,098
900	Bunge Ltd.	102,681
152,139	Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	218,785
260	Intrepid Potash, Inc.*	12,347
23,097	Monsanto Co.	2,633,520

		4,446,431
Financial - Bank & Trust 2.2%
1,900	American Express Co.	91,238
1,650	Astoria Financial Corp.	39,105
13,900	Banco Bilbao Vizcaya Argentaria SA (Spain)	318,799
28,400	Banco Santander Central Hispano SA (Spain)	614,181
2,150	BB&T Corp.	73,724
3,900	BNP Paribas SA (France)	415,759
23,900	Bradford & Bingley PLC (United Kingdom)	76,622
93,717	China Merchants Bank Co. Ltd. (Class H Stock) (China)	391,268
5,300	Credit Agricole SA (France)	177,382
7,000	Credit Suisse Group (Switzerland)	389,808
3,100	Danske Bank A/S (Denmark)	106,727
3,100	Deutsche Bank AG (Germany)	369,651
5,300	Dexia (Belgium)	146,285
300	East West Bancorp, Inc.	4,272
5,000	Fortis (Belgium)	135,693
25,900	HBOS PLC (United Kingdom)	239,120
26,789	Intesa Sanpaolo SpA (Italy)	199,146
8,900	National Bank of Greece SA (Greece)	489,540
6,000	Natixis (France)	100,381
7,700	Nordea Bank AB (Sweden)	126,634
1,200	Pacific Capital Bancorp	24,456
33,300	Royal Bank of Scotland Group PLC (United Kingdom)	225,387
125,000	Sberbank (Class S Stock) (Russia)	406,875
1,150	State Street Corp.	82,961
1,100	Sterling Financial Corp.	13,431
200	Student Loan Corp. (The)	25,436
1,000	Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	8,991
4,450	SunTrust Banks, Inc.	248,087
6,550	TCF Financial Corp.	113,970
21,400	U.S. Bancorp	725,246
22,902	UBS AG (Switzerland)*	757,877
6,000	Unione di Banche Italiane ScpA (Italy)	157,900

600	Verwaltungs-und Privat-Bank AG (Switzerland)	150,890
72,171	Wells Fargo & Co.	2,147,087
5,600	Zions Bancorp	259,560

		9,853,489
Financial Services 2.0%
6,040	Ameriprise Financial, Inc.	286,840
800	BlackRock, Inc.	161,432
490	Calamos Asset Management, Inc. (Class A Stock)	8,796
10,750	Capital One Financial Corp.	569,750
8,050	CIT Group, Inc.	87,664
100	CME Group, Inc.	45,745
5,300	Eaton Vance Corp.	193,980
770	FCStone Group, Inc.*	31,893
3,100	Federated Investors, Inc. (Class B Stock)	103,788
15,070	Goldman Sachs Group, Inc. (The)	2,883,946
19,909	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	406,839
2,710,000	Industrial and Commercial Bank of China (Class H Stock) (China)	2,139,840
2,060	Investment Technology Group, Inc.*	99,416
7,400	Irish Life & Permanent PLC (Ireland)	117,388
1,800	Jefferies Group, Inc.	33,840
41,900	Marks & Spencer Group PLC (United Kingdom)	314,381
1,750	Marshall & Ilsley Corp.	43,715
10,700	Merrill Lynch & Co., Inc.	533,181
750	NYSE Euronext, Inc.	49,575
4,800	Shinhan Financial Group Co. Ltd., ADR (South Korea)	557,472
9,900	TD Ameritrade Holding Corp.*	179,190
7,780	TheStreet.com, Inc.	60,762
4,300	ValueClick, Inc.*	85,785

		8,995,218
Food 1.2%
14,000	Archer-Daniels-Midland Co.	616,840
900	Campbell Soup Co.	31,320
725	Corn Products International, Inc.	33,625
5,700	General Mills, Inc.	344,280
9,300	Groupe Danone (France)	818,698
100	Kellogg Co.	5,117
25,200	Kraft Foods, Inc. (Class A Stock)	797,076
24,200	Kroger Co. (The)	659,450
1,944	Nestle SA (Switzerland)	927,829
625	Ralcorp Holdings, Inc.*	38,150
15,500	Safeway, Inc.	489,800
1,400	SUPERVALU, Inc.	46,340
3,300	Sysco Corp.	100,881
925	TreeHouse Foods, Inc.*	20,970
31,600	Tyson Foods, Inc. (Class A Stock)	562,480

		5,492,856
Food & Beverage 0.1%
12,400	Dairy Crest Group PLC (United Kingdom)	99,181
48,600	Northern Foods PLC (United Kingdom)	83,504
10,500	Tate & Lyle PLC (United Kingdom)	109,881

		292,566

Gaming 0.1%
11,140	OPAP SA (Greece)	433,363
Gas Utilities
1,250	Atmos Energy Corp.	34,600
Healthcare Equipment & Supplies 0.1%
10,600	Covidien Ltd. (Bermuda)	494,914
3,600	Kinetic Concepts, Inc.*	142,776

		637,690
Healthcare Products & Services 0.2%
11,900	Biogen Idec, Inc.*	722,211
1,200	Dentsply International, Inc.	46,644
700	Hill-Rom Holdings, Inc.	17,591
4,056	Natus Medical, Inc.*	79,782
5,830	RTI Biologics, Inc.*	59,116

		925,344
Healthcare - Products
500	Intuitive Surgical, Inc.*	144,630
Healthcare Providers & Services 0.1%
12,700	CIGNA Corp.	542,417
575	inVentiv Health, Inc.*	17,095
1,400	Kindred Healthcare, Inc.*	33,222
1,275	LHC Group, Inc.*	19,890
500	Owens & Minor, Inc.	22,660

		635,284
Healthcare Services 0.6%
2,600	Aetna, Inc.	113,360
1,650	Amedisys, Inc.*	85,470
1,300	Amerigroup Corp.*	33,787
700	Covance, Inc.*	58,653
1,450	Healthspring, Inc.*	24,418
3,010	Healthways, Inc.*	109,955
3,273	IPC The Hospitalist Co., Inc.*	76,817
1,945	Pediatrix Medical Group, Inc.*	132,299
3,170	Psychiatric Solutions, Inc.*	110,031
8,350	RadNet, Inc.*	58,450
1,400	Sunrise Senior Living, Inc.*	30,030
5,050	TriZetto Group, Inc. (The)*	106,303
51,547	UnitedHealth Group, Inc.	1,681,979
2,350	WellPoint, Inc.*	116,912

		2,738,464
Home Furnishings 0.1%
9,000	Matsushita Electric Industrial Co. Ltd. (Japan)	210,066
9,200	Thomson (France)	58,171

		268,237
Hotels & Motels 0.6%
16,570	MGM Mirage*	847,556
3,100	Starwood Hotels & Resorts Worldwide, Inc.	161,851
14,824	Wynn Resorts Ltd.	1,561,560

		2,570,967

Hotels, Restaurants & Leisure 1.2%
18,500	Carnival Corp.	743,145
162	Chipotle Mexican Grill, Inc. (Class A Stock)*	15,897
72,295	McDonald’s Corp.	4,307,336
2,650	Triarc Cos., Inc. (Class B Stock)	18,815
7,150	Wyndham Worldwide Corp.	153,582

		5,238,775
Household Durables 0.1%
11,200	Centex Corp.	233,184
3,400	Fortune Brands, Inc.	229,908
2,900	Lennar Corp. (Class B Stock)	48,575
1,200	Tempur-Pedic International, Inc.	13,332

		524,999
Household Products 0.2%
10,250	Kimberly-Clark Corp.	655,897
2,200	Scotts Miracle-Gro Co. (The) (Class B Stock)	72,908

		728,805
Independent Power Producers & Energy Traders
12,783	Drax Group PLC (United Kingdom)	151,916
Industrial Conglomerates 0.9%
11,400	3M Co.	876,660
72,800	General Electric Co.	2,380,560
13,075	McDermott International, Inc.*	700,558
600	Teleflex, Inc.	33,054

		3,990,832
Industrial Products
530	Valmont Industries, Inc.	52,184
Insurance 3.4%
7,600	Aegon NV (Netherlands)	121,126
2,350	Aflac, Inc.	156,675
29,400	Allstate Corp. (The)	1,480,584
11,600	American International Group, Inc.	535,920
7,390	AmTrust Financial Services, Inc.	114,915
2,100	Assurant, Inc.	136,500
9,500	Aviva PLC (United Kingdom)	118,017
25,500	AXA SA (France)	942,167
7,200	Axis Capital Holdings Ltd. (Bermuda)	244,152
1,600	Baloise Holding AG (Switzerland)	174,231
38,100	Beazley Group PLC (United Kingdom)	109,891
1	Berkshire Hathaway, Inc. (Class A Stock)*	133,850
121,400	China Life Insurance Co. Ltd. (Class H Stock) (China)	528,868
3,400	Chubb Corp.	180,098
900	Delphi Financial Group, Inc. (Class A Stock)	24,498
3,000	eHealth, Inc.*	81,150
38,300	Genworth Financial, Inc. (Class A Stock)	883,198
6,200	Hanover Insurance Group, Inc. (The)	278,256

4,050	Hartford Financial Services Group, Inc.	288,643
1,737	HCC Insurance Holdings, Inc.	42,869
850	Hilb Rogal & Hobbs Co.	24,591
10,900	ING Groep NV, ADR (Netherlands)	412,897
1,100	IPC Holdings Ltd. (Bermuda)	32,021
50,500	Legal & General PLC (United Kingdom)	126,628
4,750	Lincoln National Corp.	255,360
5,550	MBIA, Inc.	57,720
31,100	MetLife, Inc.	1,892,435
2,100	Muenchener Rueckversicherungs AG (Germany)	404,583
50,900	Old Mutual PLC (United Kingdom)	128,495
1,400	Philadelphia Consolidated Holding Corp.*	51,632
4,750	Protective Life Corp.	202,445
8,100	Prudential Financial, Inc.(c)	613,251
4,900	RenaissanceRe Holdings Ltd. (Bermuda)	252,056
1,000	State Auto Financial Corp.	27,550
11,000	Swiss Reinsurance Co. (Switzerland)	909,543
36,650	Travelers Cos., Inc. (The)	1,847,160
1,250	United Fire & Casualty Co.	41,188
27,300	Unum Group	633,633
500	W.R. Berkely Corp.	12,845
10,200	XL Capital Ltd. (Class A Stock) (Bermuda)	355,878
1,300	Zurich Financial Services AG (Switzerland)	393,991

		15,251,510
Internet 0.1%
6,007	Amazon.com, Inc.*	472,330
1,600	Digital River, Inc.*	52,560

		524,890
Internet Services 1.0%
4,790	CyberSource Corp.*	86,938
11,700	eBay, Inc.*	366,093
640	Equinix, Inc.*	57,869
400	Expedia, Inc.*	10,104
4,895	Google, Inc. (Class A Stock)*	2,811,150
10,128	Internet Brands, Inc. (Class A Stock)*	65,933
3,480	j2 Global Communications, Inc.*	74,472
16,650	NaviSite, Inc.*	64,768
8,590	NIC, Inc.	55,663
2,370	Shutterfly, Inc.*	38,750
34,600	Symantec Corp.*	595,812
3,100	VeriSign, Inc.*	111,755
7,385	Yahoo! Inc.*	202,423

		4,541,730
Iron / Steel
400	AK Steel Holding Corp.	25,112
28,000	Nisshin Steel Co. Ltd. (Japan)	103,852

		128,964
IT Services 0.3%
62,300	Electronic Data Systems Corp.	1,156,288

Machinery 0.7%
900	Actuant Corp. (Class A Stock)	30,483
10,500	AGCO Corp.*	631,365
25,800	Bluescope Steel Ltd. (Australia)	269,132
900	Bucyrus International, Inc. (Class A Stock)	113,337
14,550	Caterpillar, Inc.	1,191,354
1,400	Deere & Co.	117,698
5,450	Dover Corp.	269,611
900	Flowserve Corp.	111,681
500	General Cable Corp.*	33,500
6,600	Heidelberger Druckmaschinen AG (Germany)	156,427
425	Kaydon Corp.	22,257
550	Lincoln Electric Holdings, Inc.	41,965
300	Rieter Holdings AG (Switzerland)	111,420
475	Rofin Sinar Technologies, Inc.*	18,088
800	Snap-on, Inc.	47,448
1,300	SPX Corp.	159,900

		3,325,666
Machinery & Equipment 0.1%
4,900	Flow International Corp.*	49,147
425	Nordson Corp.	25,088
6,450	Rockwell Automation, Inc.	349,783

		424,018
Machinery - Construction & Mining 0.1%
9,900	Komatsu Ltd. (Japan)	301,296
Manufacturing 0.1%
1,900	Danaher Corp.	148,238
5,230	Hexcel Corp.*	117,047

		265,285
Media 1.2%
53,200	CBS Corp. (Class B Stock)	1,227,324
3,740	DG FastChannel, Inc.*	69,751
10,368	DIRECTV Group, Inc. (The)*	255,468
3,460	Dolan Media Co.*	59,996
23,000	Idearc, Inc.	75,900
24,100	News Corp. (Class A Stock)	431,390
18,600	Rogers Communications, Inc. (Class B Stock) (Canada)	827,590
79,700	Time Warner, Inc.	1,183,545
1,500	Viacom, Inc. (Class B Stock)*	57,660
5,000	Vivendi (France)	201,587
30,450	Walt Disney Co. (The)	987,494

		5,377,705
Medical Supplies & Equipment 0.4%
2,000	Bard (C.R.), Inc.	188,340
800	Beckman Coulter, Inc.	54,640
3,500	Boston Scientific Corp.*	46,655
600	Edwards Lifesciences Corp.*	33,252
1,000	Gen-Probe, Inc.*	56,360
1,000	Idexx Laboratories, Inc.*	53,200
950	Medical Action Industries, Inc.*	15,571

6,000	Medtronic, Inc.	292,080
1,640	Micrus Endovascular Corp.*	18,663
1,130	Myriad Genetics, Inc.*	46,940
4,600	Nipro Corp. (Japan)	78,263
11,100	NovaMed, Inc.*	46,509
2,220	NuVasive, Inc.*	84,693
1,350	Sepracor, Inc.*	29,092
11,742	Spectranetics Corp. (The)*	126,344
5,300	St. Jude Medical, Inc.*	232,034
200	Stryker Corp.	12,966
3,160	Vnus Medical Technologies, Inc.*	51,666
750	Zimmer Holdings, Inc.*	55,620
1,610	Zoll Medical Corp.*	53,742

		1,576,630
Metals & Mining 1.6%
29,400	Alcoa, Inc.	1,022,532
1,500	Carpenter Technology Corp.	76,920
125	Century Aluminum Co.*	8,661
125	Cleveland-Cliffs, Inc.	20,050
9,300	Crane Group Ltd. (Australia)	130,830
1,710	Dynamic Materials Corp.	80,421
7,000	Freeport-McMoRan Copper & Gold, Inc.	796,250
2,500	Joy Global, Inc.	185,625
48,600	Mincor Resources NL (Australia)	161,409
46,000	Mitsui Mining & Smelting Co. Ltd. (Japan)	156,613
6,500	Nucor Corp.	490,750
2,408	Precision Castparts Corp.	283,085
3,000	Rautaruukki Oyj (Finland)	141,038
1,100	Reliance Steel & Aluminum Co.	66,858
3,000	Southern Copper Corp.	344,280
6,700	ThyssenKrupp AG (Germany)	417,904
1,500	Timken Co.	54,225
13,786	Transocean, Inc.*	2,032,884
3,700	United States Steel Corp.	569,615
4,600	Worthington Industries, Inc.	82,846
7,500	Zinifex Ltd. (Australia)	71,355

		7,194,151
Multi-Line Retail 0.1%
8,300	J.C. Penney Co., Inc.	352,750
200	Macy’s, Inc.	5,058
100	Sears Holdings Corp.*	9,861

		367,669
Multi-Utilities 0.1%
7,800	Dominion Resources, Inc.	338,442
1,450	Vectren Corp.	41,006

		379,448
Office Equipment 0.2%
8,800	OCE NV (Netherlands)	132,025
9,000	Ricoh Co. Ltd. (Japan)	155,798
300	Seiko Epson Corp. (Japan)	8,078
40,400	Xerox Corp.	564,388

		860,289

Oil & Gas
5,501	StatoilHydro ASA (Norway)	197,894
Oil & Gas Exploration/Production 0.2%
610	Core Laboratories NV (Netherlands)*	76,421
13,300	OAO Gazprom, ADR (Russia)*	707,560

		783,981
Oil, Gas & Consumable Fuels 7.2%
5,810	Air Liquide (France)	871,189
5,850	Anadarko Petroleum Corp.	389,376
12,500	Apache Corp.	1,683,500
250	Approach Resources, Inc.*	4,738
2,555	Arena Resources, Inc.*	114,720
200	Ashland, Inc.	10,604
65,800	BP PLC (United Kingdom)	797,346
2,200	Cabot Oil & Gas Corp.	125,334
7,800	Canadian Natural Resources Ltd. (Canada)	662,586
20,150	ChevronTexaco Corp.	1,937,422
1,325	Concho Resources, Inc.*	36,530
27,950	ConocoPhillips	2,407,892
100	Continental Resources, Inc.*	4,297
28,800	Cosmo Oil Co. Ltd. (Japan)	95,613
1,500	Denbury Resources, Inc.*	45,840
7,250	Devon Energy Corp.	822,150
1,800	Dresser-Rand Group, Inc.*	65,826
875	Encore Acquisition Co.*	39,926
13,800	Eni SpA (Italy)	531,142
2,985	Equitable Resources, Inc.	198,114
1,400	Exterran Holdings, Inc.*	93,506
43,600	Exxon Mobil Corp.	4,057,852
3,500	FMC Technologies, Inc.*	235,200
19,400	Global Industry Ltd.*	309,624
1,275	Gulfport Energy Corp.*	14,777
20,209	Hess Corp.	2,146,196
30,300	Marathon Oil Corp.	1,380,771
700	Massey Energy Co.	36,631
8,700	National Oilwell Varco, Inc.*	595,515
1,200	Nexen, Inc. (Canada)	41,585
27,700	Nippon Oil Corp. (Japan)	190,898
2,500	Noble Energy, Inc.	217,500
7,600	Norsk Hydro ASA (Norway)	111,745
9,550	Occidental Petroleum Corp.	794,656
1,100	Oceaneering International, Inc.*	73,458
900	ONEOK, Inc.	43,308
1,175	PetroHawk Energy Corp.*	27,777
15,307	Petroleo Brasileiro SA, ADR (Brazil)	1,858,576
1,825	Petroquest Energy, Inc.*	37,924
2,300	Pioneer Natural Resources Co.	132,779
9,700	Repsol YPF SA (Spain)	391,890
3,300	Royal Dutch Shell PLC (Class A Stock) (Netherlands)	132,266
19,600	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	780,987
10,400	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	828,880

28,866	Schlumberger Ltd.	2,902,476
1,000	SEACOR Holdings, Inc.*	85,110
4,300	Sunoco, Inc.	199,563
800	Swift Energy Co.*	41,712
3,200	Total SA (France)	268,052
1,050	Ultra Petroleum Corp.*	87,224
28,400	Valero Energy Corp.	1,387,340
3,100	W&T Offshore, Inc.	126,790
4,733	Weatherford International Ltd.*	381,811
16,863	XTO Energy, Inc.	1,043,145

		31,901,669
Paper & Forest Products 0.1%
28,600	Domtar Corp. (Canada)*	170,742
10,350	International Paper Co.	270,860
800	Owens-Illinois, Inc.*	44,120
800	Weyerhaeuser Co.	51,104

		536,826
Pharmaceuticals 4.2%
11,850	Abbott Laboratories	625,088
13,600	AmerisourceBergen Corp.	551,480
17,953	Amylin Pharmaceuticals, Inc.*	495,144
4,400	Astellas Pharma, Inc. (Japan)	181,123
11,000	AstraZeneca PLC (United Kingdom)	461,468
13,600	AstraZeneca PLC, ADR (United Kingdom)	570,928
550	Barr Pharmaceuticals, Inc.*	27,627
20,000	Bristol-Myers Squibb Co.	439,400
21,500	Eli Lilly & Co.	1,035,010
7,500	Express Scripts, Inc.*	525,150
15,750	Gilead Sciences, Inc.*	815,220
8,300	GlaxoSmithKline PLC (United Kingdom)	183,606
8,700	H. Lundbeck A/S (Denmark)	214,405
6,200	Herbalife Ltd. (Cayman Islands)	271,436
19,450	Johnson & Johnson	1,304,901
4,800	K-V Pharmaceutical Co. (Class A Stock)*	117,312
17,180	LeMaitre Vascular, Inc.*	76,709
19,600	Medco Health Solutions, Inc.*	970,984
2,980	Medicines Co. (The)*	58,855
38,500	Merck & Co., Inc.	1,464,540
11,200	Novartis AG (Switzerland)	564,538
14,300	Novo Nordisk A/S (Class B Stock) (Denmark)	978,380
100	Perrigo Co.	4,099
141,800	Pfizer, Inc.	2,851,598
1,800	Pharmaceutical Product Development, Inc.	74,556
5,429	Roche Holding AG (Switzerland)	898,370
6,300	Sanofi-Aventis (France)	485,611
11,200	Schering-Plough Corp.	206,192
4,890	Sciele Pharma, Inc.	94,230
20,757	Teva Pharmaceutical Industries Ltd., ADR (Israel)	971,012
5,100	Watson Pharmaceuticals, Inc.*	158,304
23,500	Wyeth	1,045,045

		18,722,321

Pipelines
1,400	El Paso Corp.	23,996
Real Estate 0.3%
356,300	Country Garden Holdings Co. Ltd. (China)	303,661
1,400	Hovnanian Enterprises, Inc. (Class A Stock)*	16,548
1,800	Jones Lang LaSalle, Inc.	139,698
800	Meritage Homes Corp.*	15,176
3,825	Potash Corp. of Saskatchewan, Inc. (Canada)	703,609
128,300	Soho China Ltd. (China)*	80,034

		1,258,726
Real Estate Investment Trusts 0.9%
100	Alexandria Real Estate Equities, Inc.	10,503
5,350	AMB Property Corp.	308,962
5,300	Apartment Investment & Management Co. (Class A Stock)	195,994
2,000	AvalonBay Communities, Inc.	204,000
2,250	Digital Realty Trust, Inc.	87,187
6,950	Duke Realty Corp.	169,719
8,500	Hospitality Properties Trust	273,105
5,400	Host Hotels & Resorts, Inc.	92,880
1,700	Liberty Property Trust	59,551
2,400	Macerich Co. (The)	175,512
27,300	ProLogis	1,709,253
850	Public Storage, Inc.	77,095
1,000	Rayonier, Inc.	42,030
3,400	Simon Property Group, Inc.	339,524
450	SL Green Realty Corp.	41,760
4,300	Ventas, Inc.	208,808
350	Vornado Realty Trust	32,582

		4,028,465
Retail 0.5%
1,650	AFC Enterprises, Inc.*	17,077
1,500	Dick’s Sporting Goods, Inc.*	42,900
57,700	DSG International PLC (United Kingdom)	74,435
3,750	Family Dollar Stores, Inc.	80,250
7,360	FGX International Holdings Ltd. (British Virgin Islands)*	96,048
12,239	NEXT PLC (United Kingdom)	276,750
1,900	Rallye SA (France)	143,357
142,600	Wal-Mart de Mexico SA de CV (Mexico)	573,731
18,500	Wal-Mart Stores, Inc.	1,072,630

		2,377,178
Retail & Merchandising 1.8%
650	Abercrombie & Fitch Co. (Class A Stock)	48,302
12,400	Best Buy Co., Inc.	533,448
8,700	BJ’s Wholesale Club, Inc.*	331,644
1,200	Brinker International, Inc.	27,228
18,515	Costco Wholesale Corp.	1,319,194
38,231	CVS Caremark Corp.	1,543,385
8,900	GameStop Corp. (Class A Stock)*	489,856
2,986	Jos. A. Bank Clothiers, Inc.*	72,888
950	Kohl’s Corp.*	46,408
40,475	Lowe’s Cos., Inc.	1,019,565

600	Ross Stores, Inc.	20,094
2,400	Ruddick Corp.	92,880
700	School Specialty, Inc.*	20,608
1,525	Sonic Corp.*	33,535
2,950	Staples, Inc.	64,015
6,375	Starbucks Corp.*	103,466
11,200	TJX Cos., Inc.	360,864
4,572	Yamada Denki Co. Ltd. (Japan)	392,525
37,046	Yum! Brands, Inc.	1,507,031

		8,026,936
Road & Rail 0.1%
3,900	Burlington Northern Santa Fe Corp.	399,945
2,000	Landstar System, Inc.	103,920

		503,865
Semiconductor Components
112,100	ARM Holdings PLC (United Kingdom)	222,533
Semiconductors 0.7%
2,100	Analog Devices, Inc.	67,641
645	ATMI, Inc.*	18,989
950	Broadcom Corp. (Class A Stock)*	24,662
1,325	Brooks Automation, Inc.*	13,727
1,400	Checkpoint Systems, Inc.*	36,302
36,401	Intel Corp.	810,286
3,200	MEMC Electronic Materials, Inc.*	201,504
1,450	Microsemi Corp.*	35,525
7,000	National Semiconductor Corp.	142,730
19,050	NVIDIA Corp.*	391,477
5,280	O2Micro International Ltd., ADR (Cayman Islands)*	40,075
39,900	Texas Instruments, Inc.	1,163,484
850	Ultra Clean Holdings, Inc.*	9,087
6,200	Xilinx, Inc.	153,574

		3,109,063
Semiconductors & Semiconductor Equipment
3,800	Applied Materials, Inc.	70,908
825	Varian Semiconductor Equipment Associates, Inc.*	30,220

		101,128
Software 2.1%
7,160	Activision, Inc.*	193,678
3,600	Adobe Systems, Inc.*	134,244
1,700	Autodesk, Inc.*	64,600
11,700	BMC Software, Inc.*	406,692
49,905	CA, Inc.	1,104,897
300	Fair Isaac Corp.	7,431
11,382	MasterCard, Inc. (Class A Stock)	3,166,017
137,250	Microsoft Corp.	3,914,370
1,264	Phase Forward, Inc.*	23,258
5,360	PROS Holdings, Inc.*	62,605
1,100	Salesforce.com, Inc.*	73,403
1,475	Sybase, Inc.*	43,394
1,500	Tyler Technologies, Inc.*	21,705

		9,216,294

Specialty Retail 0.6%
2,455	Aaron Rents, Inc.	61,129
5,380	Aeropostale, Inc.*	171,030
38,400	AutoNation, Inc.*	614,784
150	AutoZone, Inc.*	18,113
50	Carmax, Inc.*	1,038
19,600	Gap, Inc. (The)	364,952
40,394	Home Depot, Inc.	1,163,347
11,800	Limited Brands, Inc.	218,536
296	RadioShack Corp.	4,114

		2,617,043
Steel Producers/Products
2,900	Voestalpine AG (Austria)	221,447
Telecommunication Services
300	Crown Castle International Corp.*	11,655
Telecommunications 3.2%
17,400	Amdocs Ltd. (Guernsey)*	546,012
41,055	America Movil SAB de CV (Class L Stock), ADR (Mexico)	2,379,548
73,300	BT Group PLC (United Kingdom)	322,666
2,700	CenturyTel, Inc.	87,615
168,913	China Mobile Ltd. (China)	2,906,557
47,552	Cisco Systems, Inc.*	1,219,233
8,000	Corning, Inc.	213,680
400	Embarq Corp.	16,628
100	Fairpoint Communications, Inc.	922
26,051	France Telecom SA (France)	815,160
33,500	Juniper Networks, Inc.*	925,270
79,170	MobileOne Ltd. (Singapore)	113,046
500	Motorola, Inc.	4,980
70	Nippon Telegraph and Telephone Corp. (Japan)	301,471
24,200	Nokia Oyj (Finland)	727,555
200	NTT DoCoMo, Inc. (Japan)	293,761
5,170	Premiere Global Services, Inc.*	75,068
18,457	QUALCOMM, Inc.	797,158
2,650	Qwest Communications International, Inc.	13,674
19,050	Sprint Nextel Corp.	152,210
600	Swisscom AG (Switzerland)	212,865
4,110	Syniverse Holdings, Inc.*	64,568
31,400	Telefonica SA (Spain)	902,277
45,700	Telestra Corp. Ltd. (Australia)	196,161
99,000	Vodafone Group PLC (United Kingdom)	313,302
21,358	Vodafone Group PLC, ADR (United Kingdom)	676,194

		14,277,581
Textiles, Apparel & Luxury Goods 0.1%
15,600	Jones Apparel Group, Inc.	246,948
Thrifts & Mortgage Finance 0.7%
16,200	Fannie Mae	458,460
33,900	Freddie Mac	844,449
94,647	Washington Mutual, Inc.	1,163,212
57,000	Washington Mutual, Inc. (cost $498,750; purchase date 4/8/08)(b)(h)	682,860

		3,148,981

Tobacco Products 0.6%
31,900	Philip Morris International, Inc.*	1,627,857
3,000	Universal Corp.	192,570
13,204	UST, Inc.	687,532

		2,507,959
Trading Companies & Distributors
300	Fastenal Co.	14,643
500	Watsco, Inc.	22,685

		37,328
Transportation 1.2%
13,400	Canadian National Railway Co. (Canada)	701,734
6,318	CSX Corp.	397,718
14,500	J.B. Hunt Transport Services, Inc.	492,565
47,000	Neptune Orient Lines Ltd. (Singapore)	111,436
17,536	Norfolk Southern Corp.	1,044,795
1,980	Old Dominion Freight Line, Inc.*	60,786
17,690	Orient Overseas International Ltd. (Bermuda)	97,261
900	Ryder System, Inc.	61,623
15,741	Union Pacific Corp.	2,285,436
6,000	Werner Enterprises, Inc.	116,700

		5,370,054
Utilities 0.8%
14,700	American Electric Power Co., Inc.	656,061
18,200	CMS Energy Corp.	265,356
1,850	Constellation Energy Group, Inc.	156,603
4,250	DTE Energy Co.	171,317
7,100	Duke Energy Corp.	130,001
2,400	Dynegy, Inc. (Class A Stock)*	20,688
4,337	E.ON AG (Germany)	879,741
24,250	Edison International	1,265,122
1,272	Headwaters, Inc.*	14,539
900	Northeast Utilities	23,688
1,250	Wisconsin Energy Corp.	59,325
2,650	Xcel Energy, Inc.	55,120

		3,697,561

	TOTAL COMMON STOCKS (cost $259,309,309)	291,237,625

PREFERRED STOCK 0.2%
Financial Services
537	Lehman Brothers Holdings, Inc., 7.25%, CVT (cost $537,000)	657,288

Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES 0.1%
Aaa	$378	Bear Stearns Commercial Mortgage Securities, Series 2006-BBA7, Class A1, 144A (original cost $377,796; purchased 06/05/06)(b)(d) 2.826%(a), 03/15/19	359,853
Aaa	47	Brazos Student Finance Corp., Series 1998-A, Class A2 2.78%(a), 06/01/23	46,786
Aaa	26	Nelnet Student Loan Trust, Series 2005-1, Class A2 2.93%(a), 01/26/15	26,245

		TOTAL ASSET-BACKED SECURITIES (cost $449,967)	432,884

COLLATERALIZED MORTGAGE OBLIGATIONS 1.3%
Aaa	93	Bank Trust Mortgage Trust, Series 1, Class G 5.70%, 12/01/23	85,907
Aaa	230	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2 5.371%(a), 05/25/35	163,125
Aaa	36	Federal Home Loan Mortgage Corp., Series 119, Class H 7.50%, 01/15/21	36,150
Aaa	6	Series 2266, Class F2 3.166%(a), 11/15/30	5,470
Aaa	2,446	Series 3346, Class FA 2.946%(a), 02/15/19	2,396,052
Aaa	579	Federal National Mortgage Assoc., Series 1998-73, Class MZ 6.30%, 10/17/38	580,029
Aaa	12	Series 2000-32, Class FM 3.182%(a), 10/18/30	11,635
Aaa	1,200	Series 2006-5, Class 3A2 4.668%(a), 05/25/35	1,208,610
Aaa	32	Government National Mortgage Assoc., Series 2000-9, Class FH 3.213%(a), 02/16/30	32,029
Aaa	426	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 4.539%(a), 09/25/35	398,434
Aaa	146	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class A8 2.965%(a), 08/25/36	142,930
Aaa	841	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-R1, Class A1 3.435%(a), 12/25/27	760,032

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $6,076,264)	5,820,403

CORPORATE BONDS 9.7%
Advertising 0.1%
Baa1	300	Omnicom Group, Inc., Gtd. Unsec’d. Notes 5.90%, 04/15/16	302,971

Automobile Manufacturers
A3	100	DaimlerChrysler NA Holding Corp., Gtd. Unsec’d. Notes, MTN 5.75%, 09/08/11	102,452
Automotive - OEM 0.1%
B2	600	General Motors Acceptance Corp., Sr. Unsec’d. Notes 6.75%, 12/01/14	458,479
Capital Markets 0.3%
Aa3	1,300	Morgan Stanley, Sr. Unsec’d. Notes, MTN 5.75%, 10/18/16	1,272,974
Commercial Banks 0.3%
Aa2	1,400	Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) (original cost $1,400,000; purchased 04/18/08)(b)(d) 7.70%(a), 04/29/49	1,429,134
Diversified Financial Services 1.3%
A1	600	American Express Co., Sr. Unsec’d. Notes 7.00%, 03/19/18	645,403
A1	1,400	Citigroup Capital XXI, Gtd. Notes 8.30%(a), 12/21/77	1,429,309
A2	1,700	Citigroup, Inc., Jr. Sub. Notes 8.40%, 04/29/49	1,720,536
Aa3	2,100	Sr. Unsec’d. Notes 5.50%, 04/11/13	2,112,798

			5,908,046
Diversified Manufacturing 0.2%
A1	1,000	Siemens Financieringsmat NV, Gtd. Notes, 144A (Netherlands) (original cost $1,000,000; purchased 08/09/06)(b)(d) 3.118%(a), 08/14/09	1,000,370
Electronic Components 0.2%
A1	700	Consolidated Edison Co. of New York, Inc., Debs. 5.85%, 04/01/18	717,886
Financial - Bank & Trust 3.5%
Aa3	4,200	American Express Bank FSB, Notes, 144A (original cost $4,190,214; purchased 04/11/08)(b)(d) 5.50%, 04/16/13	4,200,903
A1	1,500	Bank of America Corp., Jr. Sub. Notes 8.00%(a), 12/29/49	1,526,067
Aa2	5,000	Sr. Unsec’d. Notes 5.65%, 05/01/18	5,173,500
Aa2	2,800	5.75%, 12/01/17	2,853,032
A1	900	Sub. Notes 8.125%(a), 12/29/49	919,782
Aa1	100	Deutsche Bank AG, Sr. Unsec’d. Notes (Germany) 6.00%, 09/01/17	104,637
Aa1	700	National Australia Bank Ltd., Bonds, 144A (Australia) (original cost $700,000; purchased 02/01/08)(b)(d) 3.58%(a), 02/08/10	699,810

			15,477,731

Financial Services 1.3%
B2		100	GMAC LLC, Sr. Unsec’d. Notes 8.00%, 11/01/31	75,658
A1		900	Goldman Sachs Group, Inc. (The), Sub. Notes 6.75%, 10/01/37	881,909
Aa1		2,700	JPMorgan Chase Bank NA, Sub. Notes 6.00%, 10/01/17	2,803,119
A1		700	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN 6.875%, 05/02/18	715,919
A1		1,400	Merrill Lynch & Co., Inc., Notes, MTN 6.875%, 04/25/18	1,411,426

				5,888,031
Food 0.3%
Baa2		400	Kraft Foods, Inc., Sr. Unsec’d. Notes 6.125%, 02/01/18	408,288
Baa2		900	6.875%, 02/01/38	933,008

				1,341,296
Healthcare & Pharmaceuticals 0.2%
B2		600	HCA, Inc., Sr. Sec’d. Notes, 144A 9.25%, 11/15/16	643,500
Aa3		100	Merck & Co., Inc., Sr. Unsec’d. Notes 4.75%, 03/01/15	99,361

				742,861
Industrial Conglomerates 0.9%
Aaa		400	General Electric Capital Corp., Notes 5.875%, 01/14/38	381,370
Aaa		2,200	Sr. Unsec’d. Notes, MTN 5.625%, 09/15/17	2,241,488
Aa1	GBP	700	Sub. Notes, 144A (original cost $1,399,944; purchased 08/30/07)(b)(d) 6.50%(a), 09/15/47	1,329,143

				3,952,001
Paper & Forest Products 0.2%
Ba3		300	Georgia-Pacific Corp., Gtd. Notes, 144A (original cost $300,000; purchased 12/13/06)(b)(d) 7.00%, 01/15/15	297,000
Ba3		400	(original cost $400,000; purchased 12/13/06)(b)(d) 7.125%, 01/15/17	396,000

				693,000
Real Estate Investment Trusts
Baa3		200	Nationwide Health Properties, Inc., Unsec’d. Notes 6.50%, 07/15/11	204,849
Telecommunications 0.4%
A2		400	BellSouth Corp., Gtd. Notes 3.165%(a), 08/15/08	399,496
Baa3		1,000	Embarq Corp., Sr. Unsec’d. Notes 7.082%, 06/01/16	992,130
Baa2		700	Motorola, Inc., Sr. Unsec’d. Notes 6.00%, 11/15/17	633,332

				2,024,958

Utilities 0.3%
Baa3		1,400	Illinois Power Co., Notes, 144A (original cost $1,396,738; purchased 04/01/08)(b)(d) 6.25%, 04/01/18	1,383,554
Utilities - Electric 0.1%
Baa3		368	Midwest Generation LLC, Pass-Thru Certificates, Series A 8.30%, 07/02/09	375,626

			TOTAL CORPORATE BONDS (cost $42,712,461)	43,276,219

FOREIGN GOVERNMENT BONDS 0.7%
Aaa	EUR	800	Deutsche Bundesrepublik 6.25%, 01/04/30	1,513,533
Ba1	BRL	1,800	Republic of Brazil 12.50%, 01/05/22	1,103,207
Ba1		120	Republic of Panama 9.625%, 02/08/11	135,960
Aaa	GBP	200	United Kingdom Gilt 5.75%, 12/07/09	406,211

			TOTAL FOREIGN GOVERNMENT BONDS (cost $2,986,409)	3,158,911

MUNICIPAL BONDS 0.6%
Aa1		500	Arizona Agricultural Improvement & Power District, Salt River Project, Revenue Bonds 4.75%, 01/01/32	501,420
Aaa		200	Georgia State Road & Tollway Authority, Revenue Bonds 5.00%, 03/01/21	207,470
A1		700	State of California, General Obligation Unlimited 5.00%, 06/01/37	697,837
A1		1,100	5.00%, 11/01/37	1,096,634
A1		300	5.00%, 12/01/37	298,155

			TOTAL MUNICIPAL BONDS (cost $2,792,293)	2,801,516

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 21.7%
		279	Federal Home Loan Mortgage Corp. 4.342%(a), 09/01/35	280,039
		1,926	5.50%, 09/01/37	1,939,790
		389	6.00%, 04/01/16-09/01/22	401,712
			Federal National Mortgage Assoc.
		7,764	4.00%, 08/01/18-01/01/20	7,500,170
		2,319	4.50%, 01/01/22-09/01/35	2,243,050
		242	4.57%(a), 12/01/34	244,478
		10,678	5.00%, 02/01/19-11/01/33	10,526,676
		77	5.194%(a), 05/01/36	77,520
		269	5.276%(a), 06/01/43	271,346
		29,539	5.50%, 07/01/14-06/01/37	29,756,610

	112	5.665%(a), 09/01/34	112,744
	11,630	6.00%, 03/01/17-07/01/37	11,900,194
	6,000	6.00%, TBA	6,133,128
	1,000	6.50%, TBA	1,034,688
		Government National Mortgage Assoc.
	49	4.50%, 08/15/33	46,998
	322	5.00%, 11/15/36	319,572
	3,000	5.00%, TBA	2,968,282
	20	5.125%, 10/20/27-11/20/29	20,172
	5,373	5.50%, 01/15/32-12/15/37	5,452,347
	300	5.50%, TBA	303,234
	7	5.625%(a), 09/20/22	7,081
	2,909	6.00%, 06/15/37-11/15/37	2,993,213
	7,000	6.00%, TBA	7,190,316
	4,614	6.50%, 10/15/36-10/15/37	4,792,860
	10	8.50%, 05/20/30-04/20/31	10,561

		TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $95,839,312)	96,526,781

U.S. TREASURY OBLIGATIONS 1.0%
	500	U.S. Treasury Bonds 8.125%, 08/15/19	679,688
	100	U.S. Treasury Inflation Index Bonds, TIPS 2.00%, 01/15/16	112,022
	900	2.375%, 01/15/25 – 01/15/27	1,047,715
	800	2.50%, 07/15/16	914,043
	700	U.S. Treasury Notes 8.50%, 02/15/20	980,438
	1,250	U.S. Treasury Strip, PO 7.25%, 02/15/22	660,511

		TOTAL U.S. TREASURY OBLIGATIONS (cost $4,460,727)	4,394,417

BANK LOANS(a) 0.5%
Ba-	1,095	Chrysler Finco Term, 144A (original cost $1,039,775; purchased 07/31/07)(b)(d) 6.80%, 08/03/12	993,563
Ba-	494	Ford Motor Corp. Term B, 144A (original cost $493,750; purchased 12/12/06)(b)(d) 5.80%, 12/15/13	453,324
Ba-	618	TXU Corp., Term B3 (original cost $566,469; purchased 02/01/08)(b)(d) 6.60%, 10/10/14	591,163
Ba-	80	TXU Corp., Term B3 (original cost $73,421; purchased 02/01/08)(b)(d) 6.48%, 10/10/14	76,622

		TOTAL BANK LOANS (cost $2,180,296)	2,114,672

		TOTAL LONG-TERM INVESTMENTS (cost $417,344,038)	450,420,716

SHORT-TERM INVESTMENTS 3.3%
U.S. TREASURY OBLIGATION 0.1%
	500	U.S. Treasury Bills(f) 1.46%, 06/26/08	498,998

		(cost $499,135)

Shares
AFFILIATED MONEY MARKET MUTUAL FUND 2.8%
12,653,408	Dryden Core Investment Fund - Taxable Money Market Series (cost $12,653,408)(e)	12,653,408

Principal Amount (000)#
REPURCHASE AGREEMENT 0.1%
200	CS First Boston Triparty 1.90%, dated 04/30/08, due 05/01/08, in the amount of $200,011 (cost $200,000; the value of collateral plus accrued interest was $206,826)(g) 1.90%, 05/01/08	200,000

Contracts/ Notional Amount (000)#
OUTSTANDING OPTIONS PURCHASED* 0.3%

Call Options 0.3%
	1,700	Currency Option on USD vs JPY, expiring 09/16/2008 @ FX Rate 118.00	427
		Interest Rate Swap Option,
	200	expiring 09/19/2008 @ 4.55%	4,852
	13,000	expiring 12/19/2008 @ 4.50%	279,746
	13,600	expiring 12/19/2008 @ 4.50%	292,657
EUR	62,500	expiring 04/20/2009 @ 4.18%	452,666
	1,800	expiring 08/03/2009 @ 3.45%	12,953
	2,800	expiring 08/03/2009 @ 3.45%	20,149
	15,800	expiring 08/03/2009 @ 3.85%	168,196
		2 Year U.S. Treasury Note Futures,
	16,600	expiring 05/23/2008, Strike Price $111.00	1,297
	27,000	expiring 05/23/2008, Strike Price $113.00	2,109
	7,600	expiring 05/23/2008, Strike Price $116.00	594
		5 Year U.S. Treasury Note Futures,
	16,100	expiring 05/23/2008, Strike Price $125.00	1,258
	5,200	expiring 05/23/2008, Strike Price $130.00	406
	11,900	expiring 05/23/2008, Strike Price $132.00	930
		20 Year U.S. Treasury Bond Futures,
	17,500	expiring 05/23/2008, Strike Price $159.00	2,734

			1,240,974
Put Options
	3,000	GNMA, expiring 06/12/2008, Strike Price $85.00	10
GBP	38,500	90 Day Sterling Futures, expiring 06/18/2008, Strike Price $92.50	—
	14,900	10 Year U.S. Treasury Note Futures, expiring 05/23/2008, Strike Price $90.00	2,328

			2,338

	TOTAL OUTSTANDING OPTIONS PURCHASED (cost $998,867)	1,243,312

	TOTAL SHORT-TERM INVESTMENTS (cost $14,351,410)	14,595,718

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OUTSTANDING OPTIONS WRITTEN —104.4% (cost $431,695,448)(i)	465,016,434

Principal Amount (000)#
SECURITIES SOLD SHORT (4.1)%
1,000	Federal National Mortgage Assoc. 5.00%, TBA	(982,188)
7,000	5.50%, TBA	(7,037,184)
	U.S. Treasury Bonds
8,200	4.625%, 02/15/17	(8,772,721)
300	4.75%, 02/15/37	(312,586)
900	5.375%, 02/15/31	(1,012,570)

	TOTAL SECURITIES SOLD SHORT (proceeds received $17,523,367)	(18,117,249)

Contracts/ Notional Amount (000)#
OUTSTANDING OPTIONS WRITTEN* (0.3)%
Call Options (0.3)%
4,300	Interest Rate Swap Option, expiring 12/19/2008 @ 5.00%	(216,742)
4,500	expiring 12/19/2008 @ 5.00%	(226,824)
800	expiring 08/03/2009 @ 4.15%	(16,377)
900	expiring 08/03/2009 @ 4.40%	(24,790)
5,300	expiring 08/03/2009 @ 4.55%	(169,259)
EUR 20,200	expiring 04/20/2009 @ 4.44%	(459,258)

		(1,113,250)

Put Options
800	Currency Option on USD vs JPY, expiring 09/16/2008 @ FX Rate 100.00	(14,063)
6,300	Interest Rate Swap Option, expiring 06/18/2008 @ 3.26%	(21,961)

		(36,024)

	TOTAL OUTSTANDING OPTIONS WRITTEN (premiums received $930,315)	(1,149,274)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OUTSTANDING OPTIONS WRITTEN(h)—100.1% (cost $413,241,766)	445,749,911
	Other Liabilities in excess of other assets(j)—(0.1)%	(457,643)

	NET ASSETS —100%	$445,292,268

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVT	Convertible Security
MTN	Medium Term Note
PO	Principal Only Securities
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexico Peso
RUB	Russian Ruble
USD	United States Dollar
*	Non-income producing security.
#	Principal and notional amounts are shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of April 30, 2008. Ratings of certain bonds may have changed subsequent to that date.
(a)	Indicates a variable rate security.
(b)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $13,836,857. The aggregate value of $13,893,299 is approximately 3.1% of net assets.
(c)	An affiliated security.
(d)	Indicates a security that has been deemed illiquid.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(f)	Rates shown are the effective yields at purchase date.
(g)	Repurchase agreement is collateralized by U.S. Treasuries of federal agency obligations
(h)	As of April 30, 2008, 165 securities representing $50,130,827 and 11.3% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(i)	The United States federal income tax basis of the Portfolio’s investments was $437,462,448; accordingly, net unrealized appreciation on investments for federal income tax purposes was $27,571,656 (gross unrealized appreciation $45,599,048; gross unrealized depreciation $18,027,392). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(j)	Other Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Futures contracts open at April 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
121	90 Day Euro	Jun 08	$29,395,263	$29,440,813	$45,550
7	90 Day Euro	Sep 08	1,700,037	1,702,925	2,888
46	90 Day Euro	Dec 08	11,131,425	11,166,500	35,075
23	90 Day Euro	Jun 09	5,489,525	5,567,725	78,200
19	90 Day Euro	Sep 09	4,535,063	4,591,113	56,050
41	90 Day Euro	Dec 09	9,972,738	9,886,125	(86,613)
35	90 Day Sterling	Jun 08	8,214,088	8,216,934	2,846
77	90 Day Sterling	Sep 08	18,112,499	18,116,488	3,989
90	90 Day Sterling	Dec 08	21,160,725	21,198,602	37,877
17	90 Day Sterling	Jun 09	3,966,999	4,010,729	43,730
17	10 Year U.K. Gilt	Jun 08	3,774,366	3,660,337	(114,029)
380	10 Year U.S. Treasury Notes	Jun 08	44,178,914	44,008,750	(170,164)

					$(64,601	)(1)

Short Positions:
103	5 Year Euro-Bobl	Jun 08	$17,918,329	$17,506,285	$412,044
13	10 Year Euro-Bund	Jun 08	2,370,875	2,315,491	55,384
227	2 Year U.S. Treasury Notes	Jun 08	48,566,360	48,280,063	286,297
269	5 Year U.S. Treasury Notes	Jun 08	30,522,938	30,123,797	399,141
204	20 Year U.S. Treasury Notes	Jun 08	23,607,875	23,845,688	(237,813)

					915,053	(1)

					$850,452

(1) Cash of $1,283,400 has been segregated with the broker to cover requirements for open futures contracts at April 30, 2008.

Forward foreign currency exchange contracts outstanding at April 30, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 07/02/08	BRL	4,418	$2,241,573	$2,613,960	$372,387
Chinese Yuan,
Expiring 10/10/08	CNY	27,228	3,989,520	4,021,194	31,674
Indian Rupee,
Expiring 05/12/08	INR	140,357	3,415,068	3,460,737	45,669
Expiring 11/12/08	INR	60,158	1,488,723	1,470,807	(17,916)
Japanese Yen,
Expiring 05/12/08	JPY	190,554	1,883,148	1,833,931	(49,217)
Mexican Peso,
Expiring 06/06/08	MXN	2,000	181,571	189,763	8,192
Expiring 07/10/08	MXN	44	4,123	4,196	73
Russian Ruble,
Expiring 07/10/08	RUB	62,556	2,475,000	2,637,502	162,502
Expiring 11/19/08	RUB	42,243	1,703,703	1,763,815	60,112
South Korean Won,
Expiring 08/04/08	KRW	1,167,795	1,263,446	1,163,714	(99,732)

			$18,645,875	$19,159,619	$513,744

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 07/02/08	BRL	4,829	$2,684,000	$2,856,715	$(172,715)
Expiring 12/02/08	BRL	520	287,000	295,841	(8,841)
British Pound,
Expiring 05/19/08	GBP	2,219	4,376,539	4,406,314	(29,775)
Expiring 05/29/08	GBP	194	382,684	384,966	(2,282)
Euros,
Expiring 05/29/08	EUR	1,523	2,382,856	2,375,154	7,702
Expiring 06/24/08	EUR	1,450	2,080,460	2,258,330	(177,870)
Indian Rupee,
Expiring 05/12/08	INR	140,357	3,523,360	3,462,268	61,092
Japanese Yen,
Expiring 05/12/08	JPY	131,287	1,321,000	1,263,535	57,465
Mexican Peso,
Expiring 06/06/08	MXN	14,100	1,272,334	1,337,827	(65,493)
Russian Ruble,
Expiring 07/10/08	RUB	45,874	1,865,000	1,934,165	(69,165)
South Korean Won,
Expiring 05/30/08	KRW	185,481	185,000	184,991	9
Swiss Franc,
Expiring 06/24/08	CHF	732	638,743	706,956	(68,213)

			$20,998,976	$21,467,062	$(468,086)

The Fund entered into interest rate swap agreements during the period ended April 30, 2008. Details of the interest rate swap agreements outstanding as of April 30, 2008 were as follows:

Counterparty	Termination Date	Notional Amount#		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC (1)	06/18/23		$3,400,000	5.00%	3 Month LIBOR	$107,446
Bank of America Securities LLC (1)	06/18/10		25,000,000	4.00%	3 Month LIBOR	31,067
Bank of America Securities LLC (2)	06/15/35		700,000	6.00%	3 Month LIBOR	130,994
Bank of America Securities LLC (2)	06/18/08		2,900,000	5.00%	3 Month LIBOR	(6,480)
Barclays Capital, Inc. (2)	06/18/13		15,200,000	4.00%	3 Month LIBOR	327,246
Citigroup, Inc. (1)	06/20/17		4,300,000	5.00%	3 Month LIBOR	(212,534)
Citigroup, Inc. (1)	06/18/23		3,400,000	5.00%	3 Month LIBOR	100,295
Citigroup, Inc. (2)	06/18/13		2,100,000	4.00%	3 Month LIBOR	974
Deutsche Bank (1)	06/18/38		3,200,000	5.00%	3 Month LIBOR	(181,671)
Deutsche Bank (2)	06/18/15		3,100,000	5.00%	3 Month LIBOR	64,745
Goldman Sachs & Co. (2)	06/18/13		4,200,000	4.00%	3 Month LIBOR	23,735
Lehman Brothers, Inc. (1)	06/18/23		1,500,000	5.00%	3 Month LIBOR	(18,474)
Merrill Lynch & Co., Inc. (2)	06/18/13		5,600,000	4.00%	3 Month LIBOR	(47,947)
Morgan Stanley & Co. (1)	06/18/10		12,400,000	4.00%	3 Month LIBOR	13,262
Morgan Stanley & Co. (2)	06/18/18		5,900,000	5.00%	3 Month LIBOR	118,946
Morgan Stanley & Co. (2)	06/18/13		31,800,000	4.00%	3 Month LIBOR	706,354
Citigroup, Inc. (2)	04/15/09	AUD	7,000,000	7.00%	3 month Australian Bank Bill rate	(58,153)
Citigroup, Inc. (2)	09/15/09	AUD	12,700,000	7.00%	3 month Australian Bank Bill rate	(82,310)
UBS AG (2)	09/15/09	AUD	13,800,000	7.00%	3 month Australian Bank Bill rate	(90,363)
Goldman Sachs & Co. (2)	01/02/12	BRL	5,900,000	10.15%	Brazilian interbank lending rate	(298,879)
Morgan Stanley & Co. (2)	01/02/12	BRL	5,000,000	10.12%	Brazilian interbank lending rate	(191,157)
UBS AG (2)	01/02/12	BRL	6,000,000	10.58%	Brazilian interbank lending rate	(211,870)
Barclays Capital, Inc. (2)	06/15/10	EUR	6,900,000	4.50%	6 Month EURIBOR	(32,771)
Deutsche Bank (2)	06/18/34	EUR	900,000	5.00%	6 Month EURIBOR	(5,128)
Deutsche Bank (2)	06/15/13	EUR	2,100,000	4.00%	6 Month EURIBOR	(16,221)
UBS AG (2)	10/15/10	EUR	100,000	2.15%	FRC -Excluding Tobacco -Non-Revised Consumer Price Index	154
Barclays Capital, Inc. (2)	09/15/10	GBP	3,500,000	5.00%	6 Month LIBOR	(3,003)
Goldman Sachs & Co. (2)	09/17/11	GBP	600,000	4.50%	6 Month LIBOR	(12,566)
Barclays Capital, Inc. (1)	06/20/17	JPY	30,000,000	2.00%	6 Month LIBOR	(723)
UBS AG (1)	06/20/17	JPY	60,000,000	2.00%	6 Month LIBOR	(3,927)
Merrill Lynch & Co., Inc. (2)	11/04/16	MXN	31,000,000	8.17%	28 day Mexican interbank rate	(80,931)

						$70,110

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

The Fund entered into credit default swap agreements during the period ended April 30, 2008. Details of the credit default swap agreements outstanding as of April 30, 2008 were as follows:

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Credit Suisse International(2)	05/25/46	$4,400,000	0.11%	ABX HE AAA 06-2	$216,077
Credit Suisse International(2)	08/25/37	800,000	0.09%	ABX HE AAA 07-1	(62,266)
Morgan Stanley & Co. (1)	12/20/08	200,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	10
UBS AG (1)	12/20/08	200,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	23
Barclays Capital, Inc.(1)	09/20/11	100,000	0.54%	DaimlerChrysler N.A., 5.75%, due 09/08/11	(235)
Barclays Capital, Inc.(2)	06/20/13	1,200,000	5.00%	Dow Jones CDX HY10 Index	55,550
Credit Suisse International(2)	06/20/13	400,000	5.00%	Dow Jones CDX HY10 Index	18,359
Lehman Brothers, Inc. (1)	12/20/11	100,000	0.00%	Dow Jones CDX HY7 Index	8,812
Merrill Lynch & Co. (1)	12/20/11	300,000	0.00%	Dow Jones CDX HY7 Index	27,400
Citigroup, Inc. (1)	06/20/12	6,657,482	0.47%	Dow Jones CDX HY8 Index	(148,015)
Citigroup, Inc. (2)	06/20/12	300,000	2.14%	Dow Jones CDX HY8 Index	(5,033)
Merrill Lynch & Co. (1)	06/20/12	2,475,000	2.75%	Dow Jones CDX HY8 Index	84,991
Morgan Stanley & Co. (2)	06/20/12	1,600,000	2.08%	Dow Jones CDX HY8 Index	(30,579)
Morgan Stanley & Co. (1)	12/20/12	700,000	0.14%	Dow Jones CDX IG5 Index	39,923
Morgan Stanley & Co. (1)	12/20/12	2,700,000	0.14%	Dow Jones CDX IG5 Index	153,988
Morgan Stanley & Co. (2)	12/20/15	530,000	0.46%	Dow Jones CDX IG5 Index	(41,780)
Morgan Stanley & Co. (2)	12/20/15	1,900,000	0.46%	Dow Jones CDX IG5 Index	(149,145)
Barclays Capital, Inc.(1)	12/20/11	1,300,000	0.75%	Dow Jones CDX IG7 Index	72,247
Goldman Sachs & Co. (1)	12/20/16	100,000	0.65%	Dow Jones CDX IG7 Index	3,298
Morgan Stanley & Co. (1)	12/20/16	1,200,000	0.65%	Dow Jones CDX IG7 Index	40,051
Goldman Sachs & Co. (1)	12/20/17	1,300,000	0.80%	Dow Jones CDX IG9 10Y Index	22,958
Merrill Lynch & Co. (1)	12/20/17	2,000,000	0.80%	Dow Jones CDX IG9 10Y Index	(20,287)
Morgan Stanley & Co. (1)	12/20/17	600,000	0.80%	Dow Jones CDX IG9 10Y Index	(8,084)
Goldman Sachs & Co. (1)	12/20/12	500,000	0.60%	Dow Jones CDX IG9 5Y Index	(4,036)
JPMorgan Chase Bank (1)	12/20/11	971,429	1.65%	Dow Jones CDX XO7 Index	68,843
Bank of America Securities LLC (1)	12/20/08	100,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	49
Citigroup, Inc. (1)	12/20/08	100,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	(48)
Barclays Capital, Inc.(1)	12/20/08	200,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(173)
Morgan Stanley & Co. (1)	12/20/08	100,000	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(70)
Lehman Brothers, Inc. (2)	02/20/12	350,000	0.93%	Federal Republic of Brazil, 12.25%, due 03/06/30	1,402
Citigroup, Inc. (1)	12/20/08	100,000	0.29%	FedEx Corp., 7.25%, due 02/15/11	138
Lehman Brothers, Inc. (1)	12/20/08	100,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(693)
Bear Stearns International Ltd. (1)	12/20/08	100,000	0.32%	Hewlett Packard Co., 6.50%, due 07/01/12	(193)
Lehman Brothers, Inc. (1)	12/20/08	100,000	0.12%	Home Depot, Inc., 3.75%, due 09/15/09	295
Merrill Lynch & Co. (1)	12/20/08	100,000	0.32%	Ingersoll-Rand Co., 6.48%, due 06/01/25	10
Lehman Brothers, Inc. (1)	12/20/08	100,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(15)
Lehman Brothers, Inc. (1)	12/20/08	100,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(353)
Lehman Brothers, Inc. (1)	12/20/08	100,000	0.30%	Masco Corp., 5.875%, due 07/15/12	987
Lehman Brothers, Inc. (1)	09/20/17	700,000	1.02%	Masco Corp., 5.875%, due 07/15/12	45,723
Lehman Brothers, Inc. (1)	03/20/15	100,000	0.14%	Merck & Co., 4.75%, due 03/01/15	975
Deutsche Bank (1)	09/20/11	200,000	0.62%	Nationwide Health, 6.50%, due 07/15/11	10,681
Bear Stearns International Ltd. (1)	12/20/12	600,000	0.29%	Nordstrom, Inc., 6.95%, due 03/15/28	16,129
Lehman Brothers, Inc. (1)	12/20/08	100,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(320)
Morgan Stanley & Co. (1)	06/20/16	300,000	0.39%	Omnicom Group, Inc., 5.90%, due 04/15/16	2,969
Lehman Brothers, Inc. (1)	06/20/09	500,000	0.40%	People’s Republic of China, 6.80%, due 05/23/11	(1,083)
Lehman Brothers, Inc. (1)	12/20/08	100,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	376
Morgan Stanley & Co. (1)	12/20/12	600,000	0.33%	TJX Cos., Inc., 7.45%, due 12/15/09	3,534
Lehman Brothers, Inc. (1)	09/20/12	500,000	0.60%	Viacom, Inc., 4.625%, due 05/15/18	9,808
Goldman Sachs & Co. (1)	12/20/12	600,000	0.24%	Wal-Mart Stores, Inc., 5.75%, due 12/19/30	1,428
Citigroup, Inc. (1)	12/20/08	300,000	0.14%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	(11)
Barclays Capital, Inc.(1)	12/20/08	100,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(434)
Bear Stearns International Ltd. (1)	06/20/16	200,000	0.63%	Whirlpool Corp., 6.50%, due 06/15/16	3,144
Lehman Brothers, Inc. (1)	12/20/08	100,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	5
Barclays Capital, Inc.(1)	03/20/12	100,000	0.21%	XL Capital Ltd., 6.50%, due 01/15/12	7,015

					$444,345

(1)	Fund pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
(2)	Fund receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Repurchase Agreements: In connection with transactions in repurchase agreements with the United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transactions exceeds one business day, the value of the collateral is marked-to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Target Asset Allocation Funds

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs Secretary of the Fund

Date June 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date June 24, 2008

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date June 24, 2008

*	Print the name and title of each signing officer under his or her signature.